UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804845.102

ADIF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
Australia - 0.7%
Computershare Ltd.	6,939,400	$ 41,794
National Australia Bank Ltd.	847,800	23,199
Zinifex Ltd.	3,833,800	30,992
TOTAL AUSTRALIA		95,985
Austria - 0.1%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	298,100	14,420
Belgium - 0.3%
KBC Groupe SA	312,600	34,060
Brazil - 0.8%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	698,000	23,404
Banco Nossa Caixa SA	2,175,800	46,017
Uniao de Bancos Brasileiros SA (Unibanco) GDR	493,600	34,241
TOTAL BRAZIL		103,662
Canada - 2.4%
ACE Aviation Holdings, Inc. Class A (a)	1,219,800	30,980
Canadian Natural Resources Ltd.	1,493,900	79,342
Canadian Western Bank, Edmonton	685,300	27,543
EnCana Corp.	670,948	36,192
ITF Optical Technologies, Inc. Series A (a)(g)	1,792	0
OZ Optics Ltd. unit (a)(g)	5,400	80
Precision Drilling Trust (d)	1,162,000	40,161
Talisman Energy, Inc.	3,761,100	63,915
Teck Cominco Ltd. Class B (sub. vtg.)	607,500	40,210
TOTAL CANADA		318,423
Cayman Islands - 0.3%
GlobalSantaFe Corp.	712,700	39,149
Suntech Power Holdings Co. Ltd. sponsored ADR	213,400	5,533
TOTAL CAYMAN ISLANDS		44,682
Finland - 2.2%
Fortum Oyj	2,751,400	74,578
Metso Corp.	1,480,100	53,372
Neste Oil Oyj	874,600	30,164
Nokia Corp.	784,400	15,570
Nokia Corp. sponsored ADR	6,399,900	127,038
TOTAL FINLAND		300,722
France - 12.6%
Accor SA	667,528	39,376
Common Stocks - continued
	Shares	Value (000s)
France - continued
Alcatel SA sponsored ADR (a)(d)	4,125,100	$ 46,531
Altran Technologies SA (a)	3,158,419	37,480
Arkema sponsored ADR (a)	2,572	100
AXA SA	1,308,555	45,001
AXA SA sponsored ADR	5,226,900	179,753
BNP Paribas SA	1,276,946	124,290
Carrefour SA	1,183,200	73,770
Compagnie Generale de Geophysique SA sponsored ADR	2,871,200	99,631
L'Air Liquide SA	227,370	45,888
Lagardere S.C.A. (Reg.)	580,982	40,742
Neopost SA	274,629	29,905
Nexity	936,166	53,620
Orpea (a)	187,100	12,906
Pernod Ricard SA	170,700	35,541
Renault SA	1,418,400	154,999
Sanofi-Aventis sponsored ADR	1,313,800	62,261
Societe Generale Series A	895,100	133,544
Suez SA (France)	1,290,400	53,504
Television Francaise 1 SA	1,214,643	38,711
Total SA:
Series B	438,680	29,931
sponsored ADR	3,429,800	234,015
Vinci SA	781,306	79,391
Vivendi Universal SA sponsored ADR	1,445,200	48,790
TOTAL FRANCE		1,699,680
Germany - 12.7%
Aareal Bank AG (a)	1,197,059	46,300
Allianz AG sponsored ADR	16,117,870	253,534
Bayer AG	582,600	28,681
Bayer AG sponsored ADR	1,845,100	90,834
Bilfinger Berger AG	1,193,600	62,343
Deutsche Postbank AG	598,400	43,760
Deutz AG (a)	1,730,100	14,586
E.ON AG sponsored ADR	3,192,800	128,255
GFK AG	405,656	14,250
Heidelberger Druckmaschinen AG	2,913,500	120,169
Hochtief AG	1,841,211	97,320
Hypo Real Estate Holding AG	1,175,040	65,351
Infineon Technologies AG sponsored ADR (a)	5,433,000	58,459
Interhyp AG	59,687	5,321
IWKA AG (a)(e)	1,601,623	38,687
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
KarstadtQuelle AG (a)(d)	948,200	$ 22,310
Linde AG	452,056	38,197
MAN AG	1,074,543	77,674
MTU Aero Engines Holding AG	925,851	32,925
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	971,100	133,756
Patrizia Immobilien AG	776,300	19,307
Pfleiderer AG	1,468,250	34,696
Q-Cells AG (d)	315,700	22,607
RWE AG	400,661	35,195
SAP AG sponsored ADR	752,400	34,332
SGL Carbon AG (a)(e)	3,649,687	67,225
Siemens AG:
(Reg.)	217,000	17,518
sponsored ADR	638,200	51,522
United Internet AG	1,729,232	22,309
Wacker Chemie AG	225,300	23,455
Wincor Nixdorf AG	128,400	16,939
TOTAL GERMANY		1,717,817
Greece - 0.3%
Greek Organization of Football Prognostics SA	1,258,460	45,685
Hong Kong - 0.4%
Cheung Kong Holdings Ltd.	705,000	7,640
Esprit Holdings Ltd.	2,045,500	15,558
Regal Hotel International Holdings Ltd.	92,404,000	7,016
Wharf Holdings Ltd.	6,561,000	24,361
TOTAL HONG KONG		54,575
India - 0.3%
Satyam Computer Services Ltd.	2,096,988	34,019
Ireland - 0.7%
AgCert International (a)	2,201,800	7,095
Allied Irish Banks PLC	2,042,500	49,061
C&C Group PLC	4,051,968	42,441
TOTAL IRELAND		98,597
Israel - 0.6%
Bank Hapoalim BM (Reg.)	7,109,600	31,792
Mizrahi Tefahot Bank Ltd. (a)	4,981,827	29,208
Common Stocks - continued
	Shares	Value (000s)
Israel - continued
Teva Pharmaceutical Industries Ltd.	107,400	$ 3,556
Teva Pharmaceutical Industries Ltd. sponsored ADR	565,700	18,713
TOTAL ISRAEL		83,269
Italy - 3.1%
Banca Intesa Spa	10,887,854	62,974
Banche Popolari Unite SCpA	1,954,400	52,575
Banco Popolare di Verona e Novara	1,084,944	30,905
ENI Spa sponsored ADR	764,200	46,907
FASTWEB Spa	126,600	4,898
Fiat Spa (a)(d)	1,606,000	22,728
Lottomatica Spa	691,000	25,676
Mediobanca Spa	1,873,800	38,066
Milano Assicurazioni Spa	2,353,700	16,118
Pirelli & C. Real Estate Spa	532,100	29,872
Unicredito Italiano Spa	11,890,300	91,508
TOTAL ITALY		422,227
Japan - 22.0%
Aeon Mall Co. Ltd. (d)	278,600	12,247
Alpen Co. Ltd.	492,900	15,520
Aoyama Trading Co. Ltd.	1,193,900	37,176
Asahi Breweries Ltd.	2,195,900	32,062
Bank of Fukuoka Ltd.	1,869,000	13,922
Bank of Nagoya Ltd.	2,275,000	15,458
Canon Fintech, Inc.	478,800	8,686
Canon, Inc. sponsored ADR	1,688,400	121,700
Credit Saison Co. Ltd.	1,623,800	70,391
Daiei, Inc. (a)(d)	1,426,150	26,247
Daihatsu Motor Co. Ltd.	3,237,000	30,041
Daiwa House Industry Co. Ltd.	2,584,000	42,101
Daiwa Securities Group, Inc.	8,281,000	92,525
East Japan Railway Co.	6,136	45,652
Fujitsu Ltd.	6,159,000	47,757
Hokuhoku Financial Group, Inc.	3,394,000	12,818
Isetan Co. Ltd.	1,172,800	18,423
JFE Holdings, Inc.	952,900	38,066
JSR Corp.	2,008,200	47,293
Juroku Bank Ltd.	6,285,000	37,661
Kahma Co. Ltd. (d)	519,100	12,066
Kansai Paint Co. Ltd. Osaka	1,965,000	14,997
Kayaba Industry Co. Ltd.	1,071,000	3,886
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Matsushita Electric Industrial Co. Ltd.	1,471,000	$ 30,509
Mazda Motor Corp.	6,513,000	42,379
Millea Holdings, Inc.	1,767	34,215
Mitsubishi Estate Co. Ltd.	3,528,000	73,083
Mitsui & Co. Ltd.	1,630,000	24,837
Mitsui Fudosan Co. Ltd.	3,348,000	71,107
Mitsui Trust Holdings, Inc.	933,000	10,254
Mizuho Financial Group, Inc.	6,906	58,007
Monex Beans Holdings, Inc. (d)	10,893	9,026
Murata Manufacturing Co. Ltd.	522,100	34,518
Nidec Corp.	645,300	45,815
Nikko Cordial Corp.	13,178,500	157,130
Nintendo Co. Ltd.	76,800	14,342
Nippon Chemi-con Corp.	3,839,900	25,823
Nippon Electric Glass Co. Ltd.	2,782,800	62,137
Nishi-Nippon City Bank Ltd.	5,432,000	24,021
Nitto Denko Corp.	917,900	66,691
Nomura Holdings, Inc.	2,694,100	48,009
Nomura Holdings, Inc. sponsored ADR	2,646,000	47,152
NSK Ltd.	4,104,000	31,465
NTT DoCoMo, Inc.	44,581	64,821
NTT Urban Development Co.	4,507	33,965
Okamura Corp. (d)	2,757,000	25,971
OMC Card, Inc.	4,342,400	41,170
Omron Corp.	2,394,500	60,254
ORIX Corp.	402,060	105,381
SBI E*TRADE Securities Co. Ltd.	12,327	16,450
Sekisui House Ltd.	3,692,000	52,297
Seven & I Holdings Co. Ltd.	1,403,300	48,959
SFCG Co. Ltd.	174,490	30,530
SHIMIZU Corp.	6,208,000	33,138
Sompo Japan Insurance, Inc.	6,722,000	90,819
Sony Corp.	95,200	4,378
Sony Corp. sponsored ADR	1,398,400	64,312
Sumco Corp. (d)	340,500	19,780
Sumitomo Corp.	2,635,000	37,324
Sumitomo Electric Industries Ltd.	4,612,500	60,467
Sumitomo Metal Industries Ltd.	5,696,000	22,754
Sumitomo Mitsui Financial Group, Inc.	13,804	146,889
Sumitomo Osaka Cement Co. Ltd.	8,325,000	24,906
T&D Holdings, Inc.	229,550	18,240
Taiheiyo Cement Corp.	4,508,000	16,947
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Taisei Corp.	2,925,000	$ 9,797
Tokai Carbon Co. Ltd. (d)	2,842,000	15,840
Tokuyama Corp.	3,054,000	40,569
Tokyo Electron Ltd.	487,600	31,004
Tokyo Star Bank Ltd. (d)	2,137	7,307
Tokyo Tomin Bank Ltd.	1,038,500	45,833
Toyota Industries Corp.	583,700	23,623
Toyota Motor Corp.	607,000	31,934
Toyota Motor Corp. sponsored ADR	333,900	35,133
TOTAL JAPAN		2,968,007
Korea (South) - 0.9%
Daegu Bank Co. Ltd.	3,384,267	61,120
Kookmin Bank sponsored ADR	691,410	59,627
TOTAL KOREA (SOUTH)		120,747
Luxembourg - 0.0%
SES Global unit	457,337	6,192
Mexico - 0.2%
Fomento Economico Mexicano SA de CV sponsored ADR	310,400	27,253
Netherlands - 3.3%
ABN-AMRO Holding NV	611,800	16,965
ASM International NV (NASDAQ) (a)(d)	1,093,334	16,990
De Telegraaf Holding NV (Certificaten Van Aandelen)	897,476	24,395
ING Groep NV sponsored ADR	3,257,600	131,933
Koninklijke Numico NV	431,286	20,692
Koninklijke Philips Electronics NV (NY Shares)	3,678,700	121,140
Reed Elsevier NV sponsored ADR	1,932,300	57,254
Rodamco Europe NV	487,400	51,612
TOTAL NETHERLANDS		440,981
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	1,108,800	74,123
Norway - 3.0%
Aker Kvaerner ASA	337,140	33,962
DnB NOR ASA	3,750,280	47,528
Fred Olsen Energy ASA (a)(d)	1,325,000	60,925
Odfjell ASA:
(A Shares)	38,500	594
(B Shares)	1,131,250	16,634
Petrojarl ASA	320,400	2,041
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Petroleum Geo-Services ASA (a)	645,300	$ 34,914
ProSafe ASA	702,050	41,635
Renewable Energy Corp. AS	1,159,800	15,594
Statoil ASA sponsored ADR	3,061,100	91,496
TANDBERG ASA	4,519,000	42,219
TGS Nopec Geophysical Co. ASA (a)	1,064,400	18,851
TOTAL NORWAY		406,393
Singapore - 0.3%
STATS ChipPAC Ltd. sponsored ADR (a)	6,499,000	36,719
South Africa - 1.4%
Absa Group Ltd.	2,306,200	34,032
FirstRand Ltd.	20,690,300	51,432
JD Group Ltd.	780,200	7,159
Lewis Group Ltd.	3,172,067	22,144
Massmart Holdings Ltd.	4,012,176	27,432
Nedbank Group Ltd.	3,022,405	47,859
TOTAL SOUTH AFRICA		190,058
Spain - 1.7%
Antena 3 Television SA	586,588	12,760
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,671,100	78,305
Banco Santander Central Hispano SA	635,700	9,630
Banco Santander Central Hispano SA sponsored ADR	2,722,100	40,968
Bolsas Y Mercados Espanoles	239,100	8,622
Gestevision Telecinco SA	959,100	23,326
Inditex SA	520,500	22,612
Telefonica SA sponsored ADR	614,080	31,115
TOTAL SPAIN		227,338
Sweden - 2.0%
Atlas Copco AB (B Shares)	2,094,500	49,694
Boliden AB	2,492,100	44,259
Securitas AB (B Shares)	2,720,800	50,775
TELE2 AB (B Shares)	3,008,950	29,433
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,006,700	94,651
TOTAL SWEDEN		268,812
Switzerland - 9.1%
ABB Ltd. (Reg.)	4,936,203	63,776
Actelion Ltd. (Reg.) (a)	143,036	18,027
Baloise Holdings AG (Reg.)	451,870	35,984
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Credit Suisse Group sponsored ADR	1,427,300	$ 79,786
Nestle SA (Reg.)	636,515	208,568
Novartis AG sponsored ADR	3,360,132	188,907
Roche Holding AG (participation certificate)	1,507,309	268,230
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	57,531	53,106
Straumann Holding AG	14,537	3,697
Swiss Life Holding	296,511	68,487
Swiss Reinsurance Co. (Reg.)	561,583	40,385
Syngenta AG sponsored ADR	2,712,900	77,996
UBS AG (NY Shares)	622,794	33,880
Zurich Financial Services AG	371,466	83,385
TOTAL SWITZERLAND		1,224,214
Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	72,198,692	63,278
ASE Test Ltd. (a)	4,176,700	32,912
ASE Test Ltd. unit (a)	1,000,000	99
AU Optronics Corp.	7,651,000	11,016
AU Optronics Corp. sponsored ADR (d)	2,800,300	41,276
Nan Ya Printed Circuit Board Corp.	4,163,000	26,824
ProMOS Technologies, Inc.	57,137,000	21,723
Yuanta Core Pacific Securities Co. Ltd.	20,195,000	12,859
TOTAL TAIWAN		209,987
Thailand - 0.5%
Bangkok Bank Ltd. PCL (For. Reg.)	9,393,800	26,301
Krung Thai Bank Public Co. Ltd.	146,251,100	42,106
TOTAL THAILAND		68,407
Turkey - 0.6%
Akbank T. A. S.	2,192,414	10,540
Tupras-Turkiye Petrol Rafinerileri AS	510,000	9,620
Turkiye Garanti Bankasi AS	21,026,000	60,371
TOTAL TURKEY		80,531
United Kingdom - 9.0%
Babcock International Group PLC	1,532,900	9,750
BAE Systems PLC	11,746,980	78,395
BP PLC sponsored ADR	3,434,100	249,041
Cookson Group PLC	4,619,700	46,515
Dawnay Day Treveria PLC (e)	26,423,300	39,912
GlaxoSmithKline PLC sponsored ADR	2,771,100	153,325
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,748,000	$ 86,376
sponsored ADR (d)	1,332,400	121,195
Informa PLC	2,231,800	18,177
Intertek Group PLC	736,354	9,003
NETeller PLC (a)	3,341,600	23,721
Rentokil Initial PLC	16,875,400	51,621
Rolls-Royce Group PLC	9,095,406	74,886
Serco Group PLC	9,076,548	55,868
Tesco PLC	7,616,254	51,148
Unilever PLC sponsored ADR	1,488,560	35,562
Vedanta Resources PLC	2,224,800	54,860
Vodafone Group PLC sponsored ADR	2,154,337	46,706
TOTAL UNITED KINGDOM		1,206,061
United States of America - 1.5%
Halliburton Co.	2,300	77
Synthes, Inc.	1,171,036	135,121
Transocean, Inc. (a)	644,700	49,790
Weatherford International Ltd. (a)	351,452	16,462
TOTAL UNITED STATES OF AMERICA		201,450
TOTAL COMMON STOCKS (Cost $11,198,892)		12,825,096
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	8,500	0
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.2%
ProSiebenSat.1 Media AG (d)	1,055,300	26,987
Italy - 0.2%
Banca Intesa Spa (Risp)	2,755,200	14,806
Unicredito Italiano Spa (Risp)	1,329,088	10,261
TOTAL ITALY		25,067
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,054
Government Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.72% to 5.04% 8/17/06 to 10/19/06 (f) (Cost $20,324)	$ 20,500	$ 20,328
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	619,540,166	619,540
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	255,970,713	255,971
TOTAL MONEY MARKET FUNDS (Cost $875,511)		875,511
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $12,137,478)		13,772,989
NET OTHER ASSETS - (2.2)%		(299,455)
NET ASSETS - 100%		$ 13,473,534
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
384 DAX 100 Index Futures (Germany)	Sept. 2006	$ 67,171	$ 926
3,842 Nikkei 225 Index Futures Contracts (Japan)	Sept. 2006	302,107	0
TOTAL EQUITY INDEX CONTRACTS		$ 369,278	$ 926

The face value of futures purchased as a percentage of net assets - 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,328,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dawnay Day Treveria PLC	$ -	$ 35,891	$ -	$ -	$ 39,912
IWKA AG	21,465	15,693	-	-	38,687
SGL Carbon AG	6,175	55,345	-	-	67,225
Total	$ 27,640	$ 106,929	$ -	$ -	$ 145,824
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,900
Fidelity Securities Lending Cash Central Fund	11,964
Total	$ 26,864
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $12,191,470,000. Net unrealized appreciation aggregated $1,581,519,000, of which $1,997,202,000 related to appreciated investment securities and $415,683,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804857.102

AEA-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 0.8%
Biota Holdings Ltd. (a)	600,000	$ 586,181
Dyno Nobel Ltd.	220,700	410,941
TOTAL AUSTRALIA		997,122
Bermuda - 1.3%
Ports Design Ltd.	414,000	628,718
Sinochem Hong Kong Holding Ltd.	2,740,000	1,015,585
TOTAL BERMUDA		1,644,303
Cayman Islands - 0.7%
Himax Technologies, Inc. sponsored ADR	62,800	406,316
Hutchison China Meditech Ltd.	3	10
Xinyi Glass Holdings Co. Ltd.	1,294,000	446,316
TOTAL CAYMAN ISLANDS		852,642
China - 13.3%
Air China Ltd. (H Shares)	2,200,000	846,579
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	497,136
BYD Co. Ltd. (H Shares)	250,000	601,665
China Cosco Holdings Co. Ltd. (H Shares)	1,300,000	629,078
China International Marine Containers Co. Ltd. (B Shares)	638,660	807,973
China Life Insurance Co. Ltd. (H Shares)	600,000	1,011,570
China Oilfield Services Ltd. (H Shares)	3,000,000	1,629,323
China Petroleum & Chemical Corp. (H Shares)	2,700,000	1,553,039
China Shenhua Energy Co. Ltd. (H Shares)	700,000	1,259,443
Chongqing Changan Automobile Co. Ltd. (B Shares)	900,000	418,141
CSG Holding Co. Ltd. (B Shares)	693,100	421,920
Dalian Port (PDA) Co. Ltd. (H Shares)	835,000	379,345
Dazhong Transport Group Co. Ltd. (B Shares)	1,300,000	820,300
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	1,452,000	558,742
Lianhua Supermarket Holdings Co. (H Shares)	509,000	556,814
PetroChina Co. Ltd. (H Shares)	1,228,000	1,404,831
Shanghai Forte Land Co. Ltd. (H Shares)	1,700,000	560,096
Shanghai Pudong Development Bank Co., Ltd. warrants (UBS Warrant Programme) 1/17/07 (a)	210,950	287,479
Shenzhou International Group Holdings Ltd.	1,868,000	764,500
Weichai Power Co. Ltd. (H Shares)	343,000	814,890
Weifu High-Technology Co. Ltd. (B Shares)	600,000	481,847
Yantai Changyu Pioneer Wine Co. (B Shares)	136,240	360,847
TOTAL CHINA		16,665,558
Hong Kong - 12.3%
Automated Systems Holdings Ltd.	600,000	149,805
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Bank of East Asia Ltd.	310,000	$ 1,280,679
Cheung Kong Holdings Ltd.	50,000	541,821
China Everbright Ltd. (a)	2,000,000	1,220,062
China Mobile (Hong Kong) Ltd.	350,000	2,263,100
China Overseas Land & Investment Ltd.	1,200,000	702,694
China Unicom Ltd.	600,000	544,800
CNOOC Ltd.	838,500	719,936
Dynasty Fine Wines Group Ltd.	1,346,000	488,503
Esprit Holdings Ltd.	199,500	1,517,413
Hang Seng Bank Ltd.	30,000	383,393
Henderson Investment Ltd.	121,000	211,163
Hong Kong & China Gas Co. Ltd.	319,000	721,744
Hong Kong & Shanghai Hotels Ltd.	174,000	207,812
Hutchison Whampoa Ltd.	77,000	702,604
Li & Fung Ltd.	800,000	1,676,169
Vtech Holdings Ltd.	207,000	1,157,533
Wing Hang Bank Ltd.	100,000	916,977
TOTAL HONG KONG		15,406,208
India - 4.1%
Aditya Birla Nuvo Ltd.	20,000	311,677
Bank of Baroda	82,710	415,507
Bharti Airtel Ltd. (a)	50,000	457,194
Cipla Ltd.	125,000	634,409
Educomp Solutions Ltd.	108,160	887,145
IL&FS Investsmart Ltd.	63,876	203,922
IVRCL Infrastructures & Projects Ltd.	65,000	264,753
Max India Ltd. (a)	22,250	318,438
Punjab National Bank	26,984	234,268
Royal Orchid Hotels Ltd.	132,311	399,067
State Bank of India	45,830	935,661
Zen Technologies Ltd.	30,000	44,645
TOTAL INDIA		5,106,686
Indonesia - 3.0%
PT Astra International Tbk	700,000	740,907
PT Bakrie Sumatera Plantation Tbk	9,000,000	1,061,746
PT Bank Central Asia Tbk	900,000	414,279
PT Mitra Adiperkasa Tbk	2,913,500	266,617
PT Panin Life Tbk	27,000,000	386,992
PT Panin Life Tbk rights 12/31/99 (a)	18,654,500	52,789
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Semen Gresik Tbk	159,500	$ 447,551
PT Telkomunikasi Indonesia Tbk Series B	513,500	421,785
TOTAL INDONESIA		3,792,666
Korea (South) - 21.8%
CDNetworks Co. Ltd.	9,355	351,614
Doosan Heavy Industries & Construction Co. Ltd.	7,110	266,490
G2R, Inc.	50,000	730,252
GwangJu Shinsegae Co. Ltd.	5,000	617,704
Hyundai Engineering & Construction Co. Ltd. (a)	13,000	645,134
Hyundai Mipo Dockyard Co. Ltd.	5,680	534,015
Kookmin Bank	37,140	3,242,921
Korean Reinsurance Co.	86,000	990,420
LG Electronics, Inc.	1,650	96,739
LG Household & Health Care Ltd.	10,000	771,607
LG Telecom Ltd. (a)	80,000	866,880
LG.Philips LCD Co. Ltd. (a)	17,170	604,900
NHN Corp. (a)	14,319	1,592,083
Orion Corp.	2,000	502,539
POSCO	7,840	1,912,495
S.M. Entertainment Co. Ltd.	55,635	444,428
Samsung Corp.	52,790	1,478,441
Samsung Electronics Co. Ltd.	10,497	6,681,856
Shinhan Financial Group Co. Ltd.	23,960	1,178,998
SK Corp.	10,000	700,414
SK Telecom Co. Ltd.	3,000	623,462
Taewoong Co. Ltd.	50,000	1,154,269
TSM Tech Co. Ltd.	7,354	130,888
Unison Co. Ltd.	120,000	804,062
YBM Sisa.com, Inc.	22,000	467,571
TOTAL KOREA (SOUTH)		27,390,182
Malaysia - 3.6%
AMMB Holdings BHD	540,000	373,534
Bumiputra-Commerce Holdings BHD	500,000	840,738
IOI Corp. BHD	412,100	1,836,563
Malakoff BHD	340,000	897,061
POS Malaysia & Services Holding BHD	500,000	609,706
TOTAL MALAYSIA		4,557,602
Philippines - 1.6%
Banco de Oro Universal Bank	300,000	195,240
Manila Water Co., Inc.	3,500,000	584,750
Common Stocks - continued
	Shares	Value
Philippines - continued
Philippine Long Distance Telephone Co.	18,580	$ 747,170
San Miguel Corp. Class B	314,000	457,504
TOTAL PHILIPPINES		1,984,664
Singapore - 5.2%
Chartered Semiconductor Manufacturing Ltd. (a)	300,000	205,213
DBS Group Holdings Ltd.	52,000	596,130
GES International Ltd.	1,200,000	919,657
HTL International Holdings Ltd.	323,750	239,914
Keppel Corp. Ltd.	55,000	532,983
Parkway Holdings Ltd.	653,000	1,058,796
Petra Foods Ltd.	223,000	190,677
SembCorp Industries Ltd.	300,000	646,040
SembCorp Marine Ltd.	250,000	528,866
SIA Engineering Co. Ltd.	261,000	595,117
Singapore Post Ltd.	1,100,000	752,446
United Overseas Bank Ltd.	28,000	276,657
TOTAL SINGAPORE		6,542,496
Taiwan - 19.3%
Acer, Inc.	113,520	158,601
Advantech Co. Ltd.	98,312	300,226
AU Optronics Corp.	850,000	1,223,890
Cathay Financial Holding Co. Ltd.	419,000	895,682
Chang Hwa Commercial Bank	1,300,000	833,690
Chi Mei Optoelectronics Corp.	400,000	455,628
China Steel Corp.	1,345,500	1,080,640
Chinatrust Financial Holding Co. Ltd.	1,000,285	778,943
Chinatrust Financial Holding Co. Ltd.:
warrants (UBS Warrant Programme) 10/27/06 (a)	600,000	467,240
warrants (UBS Warrant Programme) 8/9/08 (a)	227,000	176,772
Delta Electronics, Inc.	420,000	1,132,535
EVA Airways Corp.	2,117,592	827,740
Formosa International Hotel Corp.	400,000	1,012,643
High Tech Computer Corp.	27,600	613,596
Hotai Motor Co. Ltd.	250,000	507,696
Hung Poo Real Estate Development Co. Ltd.	600,000	591,828
MediaTek, Inc.	130,000	1,185,030
Mega Financial Holding Co. Ltd.	800,000	535,027
MJC Probe, Inc.	260,000	662,982
Novatek Microelectronics Corp.	306,826	1,508,550
Polaris Securities Co. Ltd.	1,000,000	441,275
Common Stocks - continued
	Shares	Value
Taiwan - continued
Powerchip Semiconductor Corp.	475,931	$ 312,481
Shin Kong Financial Holding Co. warrants (UBS Warrant Programme) 11/23/06 (a)	1,600,000	1,663,740
Shin Kong Financial Holding Co. Ltd.	650,000	675,884
Sinyi Realty, Inc.	359,800	846,045
Taiwan Cement Corp.	1,035,000	763,307
Taiwan Secom Co.	400,000	701,154
Taiwan Semiconductor Manufacturing Co. Ltd.	904,122	1,513,036
Wistron Corp.	845,644	885,775
Yageo Corp. (a)	908,000	307,787
Yuanta Core Pacific Securities Co. Ltd.	1,892,294	1,204,860
TOTAL TAIWAN		24,264,283
Thailand - 6.1%
ACL Bank PCL:
NVDR (a)	982,200	92,876
(For. Reg.) (a)	1,017,800	96,242
Bangkok Bank Ltd. PCL (For. Reg.)	59,400	166,307
Bumrungrad Hospital PCL (For. Reg.)	768,700	720,783
Central Pattana PCL (For. Reg.)	2,000,000	1,003,698
Glow Energy PCL (For. Reg.)	800,000	633,914
Home Product Center PCL (For. Reg.)	1,491,100	313,107
Krung Thai Bank Public Co. Ltd.	526,100	151,466
Land & House PCL NVDR	2,239,200	411,052
Minor International PCL:
(For. Reg.)	1,927,189	514,121
(For. Reg.) warrants 3/29/08 (a)	192,719	27,233
PTT Exploration & Production PCL (For. Reg.)	250,000	772,583
Robinson Department Store PCL (For. Reg.) (a)	2,223,900	675,511
Thai Beverage PCL	1,195,000	211,926
Thai Oil PCL (For. Reg.)	500,000	851,823
Total Access Communication PCL (a)	150,000	585,000
True Corp. PCL (a)	2,000,000	475,436
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		7,703,078
United Kingdom - 0.7%
HSBC Holdings PLC (Hong Kong) (Reg.)	46,176	840,034
TOTAL COMMON STOCKS (Cost $101,312,209)		117,747,524
Nonconvertible Preferred Stocks - 2.4%
	Shares	Value
Korea (South) - 2.4%
Hyundai Motor Co. Series 2	32,970	$ 1,584,383
Samsung Electronics Co. Ltd.	2,900	1,379,940
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,060,277)		2,964,323
Investment Companies - 0.3%

Hong Kong - 0.3%
iShares FTSE/Xinhua A50 China Tracker (Cost $407,060)	50,000	369,043
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 5.3% (b) (Cost $3,506,131)	3,506,131	3,506,131
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $107,285,677)		124,587,021
NET OTHER ASSETS - 0.7%		898,870
NET ASSETS - 100%		$ 125,485,891
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 171,365
Fidelity Securities Lending Cash Central Fund	20,848
Total	$ 192,213
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $107,313,881. Net unrealized appreciation aggregated $17,273,140, of which $22,477,734 related to appreciated investment securities and $5,204,594 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804858.102

FAEM-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.4%
Banco Macro Bansud SA sponsored ADR	5,100	$ 103,020
Inversiones y Representaciones SA sponsored GDR (a)	41,400	479,826
TOTAL ARGENTINA		582,846
Austria - 0.7%
C.A.T. oil AG Bearer	9,600	193,135
Raiffeisen International Bank Holding AG	4,900	420,856
voestalpine AG	3,400	502,310
TOTAL AUSTRIA		1,116,301
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia)	37,400	623,879
Central European Media Enterprises Ltd. Class A (a)	8,000	486,720
Credicorp Ltd. (NY Shares)	9,300	286,347
Emperor International Holding Ltd.	292,000	61,255
Katanga Mining Ltd. (a)	28,400	138,035
Sinochem Hong Kong Holding Ltd.	195,200	72,351
TOTAL BERMUDA		1,668,587
Brazil - 12.5%
Banco Bradesco SA:
(PN)	36,900	1,237,635
(PN) sponsored ADR (non-vtg.)	14,400	482,832
Banco Itau Holding Financeira SA (PN) (non-vtg.)	15,970	490,481
Banco Nossa Caixa SA	23,300	492,782
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	15,500	675,955
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	133,800	2,662,620
sponsored ADR	9,800	227,360
CSU Cardsystem SA sponsored ADR (e)	3,000	47,876
Cyrela Brazil Realty SA	44,200	601,526
Diagnosticos Da America SA (a)	4,100	69,276
Itausa Investimentos Itau SA (PN)	63,700	263,586
Klabin SA (PN) (non-vtg.)	114,200	253,078
Localiza Rent a Car SA	29,600	605,609
Lojas Renner SA	13,900	792,779
NET Servicos de Communicacao SA sponsored ADR (d)	92,800	519,680
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	202,300	4,180,867
(PN) sponsored ADR (non-vtg.)	9,800	811,832
sponsored ADR	5,900	542,092
Submarino SA	21,000	394,897
Common Stocks - continued
	Shares	Value
Brazil - continued
TAM SA:
(PN) (ltd.-vtg.)	19,500	$ 527,172
(PN) sponsored ADR (ltd. vtg.)	8,800	237,160
Uniao de Bancos Brasileiros SA (Unibanco):
unit	56,200	390,170
GDR	13,600	943,432
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	22,900	789,655
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	31,600	492,644
TOTAL BRAZIL		18,732,996
British Virgin Islands - 0.2%
Equator Exploration Ltd. (a)	94,700	274,202
Titanium Resources Group Ltd.	22,300	26,244
TOTAL BRITISH VIRGIN ISLANDS		300,446
Canada - 0.9%
Addax Petroleum Corp.	4,400	113,150
AUR Resources, Inc.	9,500	164,966
Falcon Oil & Gas Ltd. (a)	153,300	495,827
First Quantum Minerals Ltd.	4,400	200,520
SXR Uranium One, Inc. (a)	46,418	346,094
TOTAL CANADA		1,320,557
Cayman Islands - 1.4%
AAC Acoustic Technology Holdings, Inc.	74,000	71,428
Agile Property Holdings Ltd.	492,000	289,371
Foxconn International Holdings Ltd. (a)	309,900	720,299
Lee & Man Paper Manufacturing Ltd.	190,000	290,498
Primeline Energy Holdings, Inc. (a)(f)	26,000	40,323
Primeline Energy Holdings, Inc. warrants 4/4/08 (a)(f)	13,000	8,199
Samson Holding Ltd.	207,900	90,972
SinoCom Software Group Ltd.	680,000	198,659
Xinao Gas Holdings Ltd.	335,600	319,615
TOTAL CAYMAN ISLANDS		2,029,364
China - 1.9%
Bank of China Ltd. (H Shares)	351,000	154,944
Beijing Capital International Airport Co. Ltd. (H Shares)	323,100	201,259
China Gas Holdings Ltd. (a)	562,000	90,411
China Petroleum & Chemical Corp. (H Shares)	1,754,100	1,008,958
China Shenhua Energy Co. Ltd. (H Shares)	397,700	715,544
Common Stocks - continued
	Shares	Value
China - continued
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	8,400	$ 85,344
First Tractor Co. Ltd. (H Shares) (a)	514,500	121,174
Li Ning Co. Ltd.	214,000	212,896
Xiamen International Port Co. Ltd. (H Shares)	334,600	67,608
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	145,647
TOTAL CHINA		2,803,785
Cyprus - 0.0%
XXI Century Investments Public Ltd.	5,800	60,674
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	38,100	1,391,538
Egypt - 1.4%
Commercial International Bank Ltd. sponsored GDR	36,400	396,760
Eastern Tobacco Co.	4,100	205,605
Misr International Bank SAE GDR (a)	1,550	3,975
Orascom Construction Industries SAE:
GDR	6,520	508,560
GDR (e)	424	33,072
Orascom Hotels & Development (OHD)	48,554	278,393
Orascom Telecom SAE GDR	13,015	622,117
TOTAL EGYPT		2,048,482
Hong Kong - 2.7%
Chaoda Modern Agriculture (Holdings) Ltd.	1,113,500	601,884
China Mobile (Hong Kong) Ltd.	311,200	2,012,219
CNOOC Ltd.	879,800	755,397
CNOOC Ltd. sponsored ADR	4,700	403,542
Kerry Properties Ltd.	65,500	215,802
TOTAL HONG KONG		3,988,844
Hungary - 1.6%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	15,124	1,676,899
Richter Gedeon Ltd.	3,300	697,750
TOTAL HUNGARY		2,374,649
India - 3.2%
Apollo Hospitals Enterprise Ltd.	6,000	51,632
Bharat Forge Ltd.	31,880	206,294
Bharti Airtel Ltd. (a)	65,775	601,438
Crompton Greaves Ltd.	8,330	178,979
Federal Bank Ltd.	14,399	54,205
Common Stocks - continued
	Shares	Value
India - continued
Federal Bank Ltd.: - continued
GDR	11,701	$ 43,989
GDR (e)	9,000	33,835
Gujarat Ambuja Cement Ltd.	103,259	232,055
HCL Technologies Ltd.	20,200	225,827
Indian Overseas Bank	113,800	222,485
Jaiprakash Associates Ltd.	41,633	329,707
Larsen & Toubro Ltd.	13,724	652,126
Nagarjuna Construction Co. Ltd.	33,894	187,146
Rolta India Ltd.	45,181	159,202
Rolta India Ltd. sponsored GDR (e)	8,800	39,160
Sakthi Sugars Ltd. (a)	15,100	48,840
Satyam Computer Services Ltd.	21,752	352,874
Sintex Industries Ltd.	30,858	90,616
State Bank of India	13,249	270,490
Suzlon Energy Ltd.	6,983	162,719
UTI Bank Ltd.	17,200	110,098
Wipro Ltd.	43,400	458,080
TOTAL INDIA		4,711,797
Indonesia - 1.6%
PT Aneka Tambang Tbk	853,000	489,043
PT Bakrie & Brothers Tbk (a)	14,804,500	277,483
PT Bank Rakyat Indonesia Tbk	809,500	381,546
PT Medco Energi International Tbk	932,500	390,685
PT Perusahaan Gas Negara Tbk Series B	674,200	877,132
TOTAL INDONESIA		2,415,889
Israel - 2.1%
Bank Hapoalim BM (Reg.)	165,728	741,097
Israel Chemicals Ltd.	133,700	632,883
Ituran Location & Control Ltd.	8,800	126,984
Orckit Communications Ltd. (a)	29,000	223,300
Ormat Industries Ltd.	29,900	308,327
Orpak Systems Ltd.	19,400	55,266
RADWARE Ltd. (a)	19,500	234,195
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,900	856,772
TOTAL ISRAEL		3,178,824
Kazakhstan - 0.1%
Kazkommertsbank JSC sponsored GDR (a)	700	127,863
Common Stocks - continued
	Shares	Value
Korea (South) - 18.5%
Daegu Bank Co. Ltd.	43,220	$ 780,553
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	15,410	485,621
Hanjin Heavy Industries & Construction Co. Ltd.	13,600	384,442
Hynix Semiconductor, Inc. (a)	21,620	735,644
Hyundai Department Store Co. Ltd.	10,440	758,557
Hyundai Engineering & Construction Co. Ltd. (a)	11,600	575,658
Hyundai Mipo Dockyard Co. Ltd.	7,770	730,509
Hyundai Motor Co.	19,500	1,492,383
Hyunjin Materials Co. Ltd.	4,200	75,632
Industrial Bank of Korea	23,920	428,239
Kookmin Bank	33,600	2,933,822
Korea Zinc Co. Ltd.	6,770	600,344
Korean Air Lines Co. Ltd.	8,540	283,877
Kyeryong Construction Industrial Co. Ltd.	12,570	423,760
LG Chemical Ltd.	5,900	211,564
LG Engineering & Construction Co. Ltd.	11,910	798,032
Macquarie Korea Infrastructure Fund:
GDR (e)	25,000	168,000
GDR	39,700	266,784
MegaStudy Co. Ltd.	5,979	569,011
NHN Corp. (a)	8,142	905,282
POSCO	6,910	1,685,631
Samsung Electronics Co. Ltd.	11,652	7,417,070
Samsung Heavy Industries Ltd.	41,690	1,025,719
Shinhan Financial Group Co. Ltd.	30,930	1,521,970
SK Corp.	17,500	1,225,724
Taewoong Co. Ltd.	16,300	376,292
Woong Jin.Com Co. Ltd.	13,400	245,511
Woongjin Coway Co. Ltd.	18,950	424,572
Woori Finance Holdings Co. Ltd.	8,610	175,779
TOTAL KOREA (SOUTH)		27,705,982
Lebanon - 0.1%
Solidere GDR (a)	12,800	212,480
Luxembourg - 1.4%
Evraz Group SA:
GDR (e)	2,800	67,200
GDR	16,600	398,400
Orco Property Group	3,900	428,423
Tenaris SA sponsored ADR	30,200	1,175,384
TOTAL LUXEMBOURG		2,069,407
Common Stocks - continued
	Shares	Value
Malaysia - 0.5%
Genting BHD	26,700	$ 182,502
Lion Diversified Holdings BHD	191,700	220,134
Steppe Cement Ltd. (a)	40,000	143,093
UMW Holdings BHD	71,200	145,028
TOTAL MALAYSIA		690,757
Mexico - 7.2%
America Movil SA de CV Series L sponsored ADR	110,400	3,950,112
Cemex SA de CV sponsored ADR	72,752	2,060,337
Corporacion Geo SA de CV Series B (a)	60,600	239,558
Fomento Economico Mexicano SA de CV sponsored ADR	9,100	798,980
Gruma SA de CV Series B	69,100	207,975
Grupo Famsa SA de CV Series A	32,100	76,758
Grupo Mexico SA de CV Series B	345,392	1,117,065
Urbi, Desarrollos Urbanos, SA de CV (a)	301,000	781,265
Wal-Mart de Mexico SA de CV Series V	484,804	1,500,721
TOTAL MEXICO		10,732,771
Oman - 0.2%
BankMuscat SAOG sponsored:
GDR (e)	6,875	66,206
GDR	19,500	187,785
TOTAL OMAN		253,991
Panama - 0.1%
Copa Holdings SA Class A	8,400	191,520
Philippines - 0.5%
Philippine Long Distance Telephone Co.	19,790	795,829
Poland - 0.2%
Globe Trade Centre SA (a)	3,400	320,479
Romania - 0.2%
Banca Transilvania SA (a)	223,135	86,848
SNP Petrom SA	766,500	151,930
TOTAL ROMANIA		238,778
Russia - 12.1%
AO Tatneft sponsored ADR	3,250	329,875
Cherkizovo Group OJSC:
GDR (a)	10,600	131,228
GDR (a)(e)	10,600	131,228
Concern Kalina OJSC	300	10,746
Irkut Corp.	74,400	77,376
Common Stocks - continued
	Shares	Value
Russia - continued
JSC MMC 'Norilsk Nickel' sponsored ADR	16,200	$ 2,235,600
Lukoil Oil Co. sponsored ADR	45,538	3,984,575
Novatek JSC:
GDR	8,900	416,520
GDR (e)	9,700	453,960
Novolipetsk Iron & Steel Corp.	92,700	185,400
Novolipetsk Iron & Steel Corp. sponsored GDR	11,600	254,388
OAO Gazprom sponsored ADR	112,685	4,705,162
Polyus Gold OJSC sponsored ADR (a)	3,198	145,189
RBC Information Systems Jsc (a)	16,300	133,660
Sberbank (Savings Bank of the Russian Federation)	119	218,504
Sberbank (Savings Bank of the Russian Federation) GDR	4,300	915,048
Seventh Continent (a)	4,100	90,200
Sistema JSFC sponsored:
GDR (e)	23,800	524,790
GDR	9,400	207,270
Surgutneftegaz JSC sponsored ADR	17,800	1,869,000
Vimpel Communications sponsored ADR (a)	16,300	785,660
VSMPO-Avisma Corp.	1,000	218,000
TOTAL RUSSIA		18,023,379
Singapore - 0.3%
Keppel Corp. Ltd.	26,600	257,770
Raffles Education Corp. Ltd.	115,800	176,027
TOTAL SINGAPORE		433,797
South Africa - 8.5%
Absa Group Ltd.	39,556	583,712
African Bank Investments Ltd.	165,447	589,402
Aspen Pharmacare Holdings Ltd.	126,222	640,612
Aveng Ltd.	92,988	289,107
Bidvest Group Ltd.	40,400	581,222
Ellerine Holdings Ltd.	39,217	372,560
FirstRand Ltd.	420,973	1,046,464
Gold Fields Ltd.	64,600	1,346,910
Impala Platinum Holdings Ltd.	8,008	1,475,407
Lewis Group Ltd.	58,822	410,638
MTN Group Ltd.	223,800	1,710,536
Naspers Ltd. Class N sponsored ADR	37,906	667,525
Sasol Ltd.	58,570	2,107,201
Common Stocks - continued
	Shares	Value
South Africa - continued
Steinhoff International Holdings Ltd.	92,600	$ 283,902
Truworths International Ltd.	167,800	543,441
TOTAL SOUTH AFRICA		12,648,639
Taiwan - 6.3%
Advanced Semiconductor Engineering, Inc.	986,000	864,173
Chipbond Technology Corp.	337,710	372,300
Delta Electronics, Inc.	347,550	937,173
Foxconn Technology Co. Ltd.	98,000	707,781
High Tech Computer Corp.	32,640	725,643
Hon Hai Precision Industry Co. Ltd. (Foxconn)	339,010	2,008,427
MediaTek, Inc.	16,900	154,054
Motech Industries, Inc.	9,185	200,552
Phoenix Precision Technology Corp.	320,451	419,818
Powertech Technology, Inc.	63,250	166,498
Siliconware Precision Industries Co. Ltd.	653,000	777,713
Taiwan Semiconductor Manufacturing Co. Ltd.	1,132,509	1,895,239
TSRC Corp.	324,825	198,887
TOTAL TAIWAN		9,428,258
Thailand - 2.2%
Bangchak Petroleum PCL warrants 5/14/11 (a)	17,000	1,895
Bangkok Dusit Medical Service PCL (For. Reg.)	200,000	162,441
Bumrungrad Hospital PCL (For. Reg.)	80,600	75,576
Charoen Pokphand Foods PCL (For. Reg.)	3,474,200	490,940
Minor International PCL (For. Reg.)	1,546,004	412,431
PTT PCL (For. Reg.)	115,200	718,098
Robinson Department Store PCL (For. Reg.) (a)	369,500	112,236
Siam Commercial Bank PCL (For. Reg.)	613,000	930,996
Thai Oil PCL (For. Reg.)	192,700	328,292
TOTAL THAILAND		3,232,905
Turkey - 3.0%
Acibadem Saglik Hizmetleri AS	32,400	326,683
Akbank T. A. S.	111,221	534,716
Anadolu Efes Biracilk Ve Malt Sanyii AS	13,100	349,893
Aygaz AS	28,160	64,684
Bank Asya	28,000	64,690
Denizbank AS (a)	22,600	217,308
Dogan Yayin Holding AS (a)	104,112	351,767
Dogus Otomotiv Servis ve Ticaret AS	37,300	144,458
Enka Insaat ve Sanayi AS	98,627	763,938
Finansbank AS	154,099	596,804
Common Stocks - continued
	Shares	Value
Turkey - continued
Petrol Ofisi AS	108,900	$ 414,483
Turk Traktor ve Ziraat Makinalari AS	23,600	196,982
Turkiye Garanti Bankasi AS	181,800	521,995
TOTAL TURKEY		4,548,401
Ukraine - 0.2%
Stirol sponsored ADR (a)	7,800	118,564
Ukrnafta Open JSC sponsored ADR	385	138,190
TOTAL UKRAINE		256,754
United Arab Emirates - 0.2%
Investcom LLC GDR	15,200	288,800
United Kingdom - 1.2%
Aricom PLC (a)	110,500	101,146
Imperial Energy PLC (a)	16,100	255,643
Kazakhmys PLC	16,300	380,920
Sibir Energy PLC (a)	47,100	404,072
Vedanta Resources PLC	20,100	495,631
Victoria Oil & Gas PLC (a)	87,300	132,095
TOTAL UNITED KINGDOM		1,769,507
United States of America - 1.7%
CTC Media, Inc. (f)	3,196	54,450
CTC Media, Inc.	45,300	857,529
Freeport-McMoRan Copper & Gold, Inc. Class B	5,300	289,168
NII Holdings, Inc. (a)	11,000	580,580
Shin Kong Financial Holding Co. warrants (Merrill Lynch Warrant Program) 5/10/07 (a)(e)	765,000	795,476
TOTAL UNITED STATES OF AMERICA		2,577,203
TOTAL COMMON STOCKS (Cost $133,363,520)		145,273,079
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd. (Cost $121,831)	320	152,269
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	3,650,213	$ 3,650,213
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	577,925	577,925
TOTAL MONEY MARKET FUNDS (Cost $4,228,138)		4,228,138
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $137,713,489)		149,653,486
NET OTHER ASSETS - (0.2)%		(255,557)
NET ASSETS - 100%		$ 149,397,929
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,360,803 or 1.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,972 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Primeline Energy Holdings, Inc.	3/23/06	$ 25,263
Primeline Energy Holdings, Inc. warrants 4/4/08	3/23/06	$ 8,210
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149,728
Fidelity Securities Lending Cash Central Fund	130
Total	$ 149,858
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $137,952,957. Net unrealized appreciation aggregated $11,700,529, of which $19,786,403 related to appreciated investment securities and $8,085,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804846.102

AEUR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value
Argentina - 1.1%
Cresud S.A.C.I.F. y A. sponsored ADR	38,900	$ 600,616
Austria - 2.8%
Flughafen Wien AG	19,823	1,514,190
Bermuda - 1.1%
SeaDrill Ltd. (a)	46,000	599,786
Canada - 3.1%
European Goldfields Ltd. (a)	241,400	714,643
First Quantum Minerals Ltd.	5,800	264,321
MagIndustries Corp. (a)	99,600	118,823
New Flyer Industries, Inc. / New Flyer Canada	72,600	577,413
TOTAL CANADA		1,675,200
France - 13.5%
Compagnie Generale de Geophysique SA (a)	3,500	604,889
Eutelsat Communications	69,736	1,077,835
Icade SA	38,600	1,784,373
Pernod Ricard SA	5,525	1,150,349
Renault SA	14,300	1,562,665
Technip-Coflexip SA	19,400	1,041,776
TOTAL FRANCE		7,221,887
Germany - 14.8%
Bayer AG	25,700	1,265,211
E.ON AG	13,800	1,663,038
Infineon Technologies AG (a)	129,900	1,397,724
Lanxess AG (a)	37,500	1,403,967
Premiere AG (a)(d)	106,500	1,319,566
SAP AG	4,900	894,348
TOTAL GERMANY		7,943,854
Hong Kong - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	324,000	175,133
Luxembourg - 3.3%
SES Global unit	131,400	1,779,144
Netherlands - 9.6%
EADS NV	20,000	576,085
ING Groep NV (Certificaten Van Aandelen)	32,230	1,305,315
Nutreco Holding NV	19,300	1,200,101
Reed Elsevier NV	99,400	1,476,645
Tele Atlas NV (a)	37,922	620,997
TOTAL NETHERLANDS		5,179,143
Common Stocks - continued
	Shares	Value
Norway - 5.2%
Fred Olsen Energy ASA (a)	17,500	$ 804,670
Petrojarl ASA	14,700	93,626
Petroleum Geo-Services ASA (a)	14,700	795,343
TANDBERG ASA	13,100	122,386
TGS Nopec Geophysical Co. ASA (a)	55,400	981,136
TOTAL NORWAY		2,797,161
Philippines - 0.8%
DMCI Holdings, Inc.	559,000	47,239
Semirara Mining Corp.	731,000	383,429
TOTAL PHILIPPINES		430,668
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	53,300	1,136,889
Sweden - 2.6%
Assa Abloy AB (B Shares)	78,600	1,292,315
Micronic Laser Systems AB (a)	11,900	119,292
TOTAL SWEDEN		1,411,607
Switzerland - 10.4%
Actelion Ltd. (Reg.) (a)	9,063	1,142,219
Credit Suisse Group (Reg.)	15,082	843,084
Novartis AG sponsored ADR	23,700	1,332,414
Roche Holding AG (participation certificate)	4,632	824,286
Swissfirst AG	1,041	88,819
Syngenta AG (Switzerland)	9,246	1,329,113
TOTAL SWITZERLAND		5,559,935
United Kingdom - 11.7%
Amlin PLC	22,770	105,913
Benfield Group PLC	256,500	1,727,353
Chaucer Holdings PLC	494,083	609,161
GlaxoSmithKline PLC	46,200	1,278,123
NETeller PLC (a)	57,367	407,225
Peter Hambro Mining PLC (a)	23,221	564,348
Standard Chartered PLC (United Kingdom)	258	6,526
Tesco PLC	238,200	1,599,665
TOTAL UNITED KINGDOM		6,298,314
Common Stocks - continued
	Shares	Value
United States of America - 4.8%
NTL, Inc.	57,650	$ 1,317,303
Synthes, Inc.	10,800	1,246,171
TOTAL UNITED STATES OF AMERICA		2,563,474
TOTAL COMMON STOCKS (Cost $44,915,166)		46,887,001
Nonconvertible Preferred Stocks - 3.0%

Italy - 3.0%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $1,365,346)	68,800	1,581,782
Money Market Funds - 9.2%

Fidelity Cash Central Fund, 5.3% (b)	3,934,642	3,934,642
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	1,029,420	1,029,420
TOTAL MONEY MARKET FUNDS (Cost $4,964,062)		4,964,062
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $51,244,574)		53,432,845
NET OTHER ASSETS - 0.6%		323,058
NET ASSETS - 100%		$ 53,755,903
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,953
Fidelity Securities Lending Cash Central Fund	13,854
Total	$ 147,807
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $51,652,927. Net unrealized appreciation aggregated $1,779,918, of which $4,315,018 related to appreciated investment securities and $2,535,100 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global
Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804860.102

AGLO-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Austria - 0.7%
OMV AG	6,300	$ 386,432
Canada - 3.5%
Canadian Natural Resources Ltd.	13,200	701,060
Potash Corp. of Saskatchewan, Inc.	12,865	1,215,743
TOTAL CANADA		1,916,803
Cayman Islands - 1.8%
GlobalSantaFe Corp.	10,100	554,793
Seagate Technology	18,920	438,944
TOTAL CAYMAN ISLANDS		993,737
Finland - 3.8%
Metso Corp.	26,300	948,367
Nokia Corp.	57,050	1,132,443
TOTAL FINLAND		2,080,810
France - 5.1%
Accor SA	6,000	353,928
Neopost SA	2,900	315,793
Nexity	5,700	326,475
Pernod Ricard SA	2,100	437,237
Schneider Electric SA	2,700	277,632
Societe Generale Series A	3,200	477,422
Total SA Series B	8,900	607,247
TOTAL FRANCE		2,795,734
Germany - 8.1%
Allianz AG (Reg.)	5,100	802,230
Deutsche Postbank AG	5,000	365,641
E.ON AG sponsored ADR	19,300	775,281
Heidelberger Druckmaschinen AG	13,500	556,816
MTU Aero Engines Holding AG	17,500	622,325
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,100	702,457
Pfleiderer AG	8,925	210,906
Techem AG	8,800	404,664
TOTAL GERMANY		4,440,320
Hong Kong - 0.4%
Techtronic Industries Co. Ltd.	154,000	207,313
India - 1.1%
Infosys Technologies Ltd.	17,386	618,998
Common Stocks - continued
	Shares	Value
Italy - 2.6%
Fiat Spa (a)	44,200	$ 625,508
Unicredito Italiano Spa	102,100	785,765
TOTAL ITALY		1,411,273
Japan - 12.3%
Aeon Co. Ltd.	14,000	326,646
Daiwa Securities Group, Inc.	43,600	487,149
Fanuc Ltd.	5,500	458,613
Hoya Corp.	22,100	772,970
Murata Manufacturing Co. Ltd.	4,000	264,457
Nikko Cordial Corp.	36,500	435,198
Nintendo Co. Ltd.	3,100	578,901
Nitto Denko Corp.	3,800	276,092
ORIX Corp.	2,540	665,739
Sumitomo Electric Industries Ltd.	33,900	444,411
Sumitomo Mitsui Financial Group, Inc.	87	925,774
T&D Holdings, Inc.	7,050	560,188
Yahoo! Japan Corp.	1,428	604,082
TOTAL JAPAN		6,800,220
Korea (South) - 3.3%
Daegu Bank Co. Ltd.	25,300	456,918
Kookmin Bank sponsored ADR	4,800	413,952
Samsung Electronics Co. Ltd.	1,490	948,458
TOTAL KOREA (SOUTH)		1,819,328
Netherlands - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	5,000	121,300
Koninklijke Numico NV	15,000	719,659
TOTAL NETHERLANDS		840,959
Netherlands Antilles - 1.8%
Schlumberger Ltd. (NY Shares)	14,500	969,325
Norway - 0.6%
Norsk Hydro ASA	12,000	346,800
Spain - 0.8%
Inditex SA	9,700	421,394
Sweden - 0.8%
Atlas Copco AB (A Shares)	16,900	420,900
Common Stocks - continued
	Shares	Value
Switzerland - 4.6%
Roche Holding AG (participation certificate)	10,112	$ 1,799,478
UBS AG (Reg.)	13,526	735,814
TOTAL SWITZERLAND		2,535,292
Taiwan - 1.2%
Advanced Semiconductor Engineering, Inc.	790,000	692,390
United Kingdom - 1.8%
Benfield Group PLC	44,600	300,351
Reckitt Benckiser PLC	18,000	722,263
TOTAL UNITED KINGDOM		1,022,614
United States of America - 37.1%
American International Group, Inc.	31,320	1,900,183
AT&T, Inc.	24,300	728,757
Baxter International, Inc.	40,600	1,705,200
Best Buy Co., Inc.	10,100	457,934
Cephalon, Inc. (a)	6,300	414,162
Eastman Kodak Co.	25,700	571,825
Electronic Arts, Inc. (a)	15,800	744,338
Fannie Mae	8,700	416,817
First Data Corp.	10,900	445,265
Fluor Corp.	1,300	114,179
Genentech, Inc. (a)	18,840	1,522,649
Google, Inc. Class A (sub. vtg.) (a)	3,200	1,237,120
Halliburton Co.	24,000	800,640
Harman International Industries, Inc.	14,300	1,146,860
Honeywell International, Inc.	44,500	1,722,150
KLA-Tencor Corp.	20,640	870,802
National Oilwell Varco, Inc. (a)	12,170	815,877
NIKE, Inc. Class B	7,900	624,100
Peabody Energy Corp.	15,700	783,430
Sprint Nextel Corp.	70,175	1,389,465
Synthes, Inc.	8,123	937,282
UAL Corp. (a)	11,811	308,740
UnitedHealth Group, Inc.	15,820	756,671
TOTAL UNITED STATES OF AMERICA		20,414,446
TOTAL COMMON STOCKS (Cost $49,891,729)		51,135,088
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b) (Cost $1,747,681)	1,747,681	$ 1,747,681
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $51,639,410)		52,882,769
NET OTHER ASSETS - 3.9%		2,173,874
NET ASSETS - 100%		$ 55,056,643
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,153
Fidelity Securities Lending Cash Central Fund	2,637
Total	$ 102,790
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $51,724,116. Net unrealized appreciation aggregated $1,158,653, of which $3,577,768 related to appreciated investment securities and $2,419,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804862.102

AICAP-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.0%
BHP Billiton Ltd. sponsored ADR (d)	106,700	$ 4,502,740
Austria - 1.5%
OMV AG (d)	116,300	7,133,650
Canada - 4.1%
Canadian Natural Resources Ltd.	192,300	10,213,176
Talisman Energy, Inc.	514,400	8,741,527
TOTAL CANADA		18,954,703
Finland - 0.6%
Metso Corp. sponsored ADR	76,900	2,782,242
France - 17.6%
Accor SA	48,200	2,843,223
AXA SA	260,666	8,964,305
BNP Paribas SA	91,600	8,915,801
Compagnie Generale de Geophysique SA (a)	38,100	6,584,650
Neopost SA	67,473	7,347,411
Nexity	72,600	4,158,265
Pernod Ricard SA	47,271	9,842,203
Renault SA	48,904	5,344,097
Sanofi-Aventis sponsored ADR	132,800	6,293,392
Schneider Electric SA	50,700	5,213,312
Societe Generale Series A	70,100	10,458,533
Total SA Series B	93,528	6,381,415
TOTAL FRANCE		82,346,607
Germany - 10.5%
Allianz AG (Reg.)	49,600	7,802,080
Deutsche Postbank AG	58,200	4,256,066
E.ON AG	106,100	12,786,111
Heidelberger Druckmaschinen AG	179,900	7,420,089
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	61,500	8,470,804
Pfleiderer AG	213,650	5,048,758
Techem AG	68,700	3,159,142
TOTAL GERMANY		48,943,050
Hong Kong - 0.4%
Techtronic Industries Co. Ltd.	1,281,000	1,724,464
India - 1.4%
Infosys Technologies Ltd.	189,694	6,753,718
Italy - 4.4%
Banca Intesa Spa	802,400	4,640,954
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat Spa (a)(d)	590,600	$ 8,358,030
Unicredito Italiano Spa	996,800	7,671,406
TOTAL ITALY		20,670,390
Japan - 19.9%
Aeon Co. Ltd.	329,300	7,683,188
Credit Saison Co. Ltd.	128,400	5,566,053
Daiwa Securities Group, Inc.	336,000	3,754,174
Fanuc Ltd.	53,200	4,436,040
Hoya Corp.	157,400	5,505,225
Mitsui Fudosan Co. Ltd.	221,000	4,693,720
Nikko Cordial Corp.	572,000	6,820,096
Nintendo Co. Ltd.	33,700	6,293,214
Nitto Denko Corp.	115,200	8,369,961
ORIX Corp.	35,940	9,419,948
Shin-Etsu Chemical Co. Ltd.	100,900	5,843,663
Sony Corp. (d)	98,600	4,534,614
Sumitomo Electric Industries Ltd.	381,300	4,998,638
Sumitomo Mitsui Financial Group, Inc.	1,062	11,300,829
T&D Holdings, Inc.	46,400	3,686,908
TOTAL JAPAN		92,906,271
Korea (South) - 4.6%
Daegu Bank Co. Ltd.	193,820	3,500,387
Kookmin Bank sponsored ADR	54,200	4,674,208
Samsung Electronics Co. Ltd.	17,030	10,840,434
Shinsegae Co. Ltd.	4,819	2,381,373
TOTAL KOREA (SOUTH)		21,396,402
Netherlands - 4.6%
ING Groep NV (Certificaten Van Aandelen)	206,500	8,363,251
Koninklijke Numico NV	140,900	6,759,997
Koninklijke Philips Electronics NV (NY Shares)	190,500	6,273,165
TOTAL NETHERLANDS		21,396,413
Norway - 1.9%
Norsk Hydro ASA	238,360	6,888,604
Renewable Energy Corp. AS	157,000	2,110,866
TOTAL NORWAY		8,999,470
South Africa - 0.5%
Nedbank Group Ltd.	134,100	2,123,433
Common Stocks - continued
	Shares	Value
Spain - 0.4%
Inditex SA	44,300	$ 1,924,510
Sweden - 1.2%
Atlas Copco AB (A Shares)	223,100	5,556,373
Switzerland - 10.5%
Novartis AG (Reg.)	190,635	10,717,499
Roche Holding AG (participation certificate)	102,654	18,267,765
Syngenta AG sponsored ADR	246,500	7,086,875
UBS AG (NY Shares)	240,900	13,104,960
TOTAL SWITZERLAND		49,177,099
Taiwan - 1.3%
Advanced Semiconductor Engineering, Inc.	7,079,000	6,204,339
Turkey - 0.8%
Finansbank AS	930,263	3,602,781
United Kingdom - 3.0%
Benfield Group PLC	415,900	2,800,804
HSBC Holdings PLC (Hong Kong) (Reg.)	272,800	4,962,778
Reckitt Benckiser PLC	150,200	6,026,882
TOTAL UNITED KINGDOM		13,790,464
United States of America - 4.8%
Halliburton Co.	219,900	7,335,864
NTL, Inc.	240,550	5,496,568
Synthes, Inc.	84,940	9,800,902
TOTAL UNITED STATES OF AMERICA		22,633,334
TOTAL COMMON STOCKS (Cost $398,580,859)		443,522,453
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	25,133,671	$ 25,133,671
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	12,620,700	12,620,700
TOTAL MONEY MARKET FUNDS (Cost $37,754,371)		37,754,371
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $436,335,230)		481,276,824
NET OTHER ASSETS - (3.1)%		(14,645,187)
NET ASSETS - 100%		$ 466,631,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 622,897
Fidelity Securities Lending Cash Central Fund	554,472
Total	$ 1,177,369
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $436,758,134. Net unrealized appreciation aggregated $44,518,690, of which $56,329,551 related to appreciated investment securities and $11,810,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804864.102

AJAF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 23.4%
Auto Components - 3.5%
Musashi Seimitsu Industry Co. Ltd.	37,500	$ 806,258
Nippon Seiki Co. Ltd.	11,000	218,753
Stanley Electric Co. Ltd.	187,700	3,986,476
Toyoda Gosei Co. Ltd.	27,600	577,758
		5,589,245
Automobiles - 5.3%
Nissan Motor Co. Ltd.	234,100	2,522,428
Toyota Motor Corp.	102,700	5,403,047
Yachiyo Industry Co. Ltd.	22,000	514,261
		8,439,736
Distributors - 0.6%
Ohashi Technica, Inc.	89,600	938,592
Diversified Consumer Services - 0.4%
Take & Give Needs Co. Ltd.	545	556,171
Hotels, Restaurants & Leisure - 1.8%
Aeon Fantasy Co. Ltd.	41,100	1,530,720
Kyoritsu Maintenance Co. Ltd.	17,900	538,639
St. Marc Holdings Co. Ltd.	13,100	851,243
		2,920,602
Household Durables - 3.7%
Daiwa House Industry Co. Ltd.	78,000	1,270,859
Haseko Corp. (a)	21,000	71,435
Joint Corp.	29,100	791,906
Matsushita Electric Industrial Co. Ltd.	39,000	808,860
Sony Corp.	24,200	1,112,958
Token Corp.	27,800	1,951,941
		6,007,959
Internet & Catalog Retail - 0.4%
Rakuten, Inc.	1,351	642,211
Leisure Equipment & Products - 0.4%
Aruze Corp.	37,200	694,357
Media - 2.3%
Bandai Visual Co. Ltd.	205	729,525
cyber communications, Inc. (d)	120	202,006
CyberAgent, Inc. (d)	278	327,344
Fuji Television Network, Inc.	404	842,181
Opt, Inc. (a)	186	588,905
Oricon, Inc.	179	131,147
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
S.M. Entertainment Co. Ltd.	65,925	$ 526,627
Usen Corp. (d)	28,360	281,992
		3,629,727
Multiline Retail - 0.4%
Daiei, Inc. (a)	33,200	611,007
Specialty Retail - 4.0%
Alpen Co. Ltd.	24,500	771,435
EDION Corp.	60,000	1,125,164
Fujitsu Business Systems Ltd.	49,600	783,909
Jeans Mate Corp.	78,900	891,195
Kahma Co. Ltd. (d)	25,400	590,414
Mac House Co. Ltd.	16,300	349,032
Tsutsumi Jewelry Co. Ltd.	18,100	664,640
Workman Co. Ltd.	29,700	1,049,150
		6,224,939
Textiles, Apparel & Luxury Goods - 0.6%
Asics Corp.	100,000	988,225
TOTAL CONSUMER DISCRETIONARY		37,242,771
CONSUMER STAPLES - 8.9%
Beverages - 1.4%
Oenon Holdings, Inc.	335,000	1,291,496
Takara Holdings, Inc. (d)	158,000	884,745
		2,176,241
Food & Staples Retailing - 3.7%
Aeon Co. Ltd.	35,800	835,281
Create SD Co. Ltd.	800	12,246
Daikokutenbussan Co. Ltd.	47,200	1,053,921
Itochushokuhin Co. Ltd.	26,800	986,446
Kura Corp. Ltd.	150	408,199
UNY Co. Ltd.	52,000	747,004
Valor Co. Ltd.	94,600	1,679,119
		5,722,216
Food Products - 0.9%
Mitsui Sugar Co. Ltd.	151,000	501,797
Nissin Food Products Co. Ltd.	25,600	937,811
		1,439,608
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.5%
Uni-Charm Corp.	15,600	$ 864,021
Personal Products - 1.2%
Kobayashi Pharmaceutical Co. Ltd.	16,900	697,226
Mandom Corp. (d)	52,400	1,288,862
		1,986,088
Tobacco - 1.2%
Japan Tobacco, Inc.	495	1,895,377
TOTAL CONSUMER STAPLES		14,083,551
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
AOC Holdings, Inc.	40,200	785,416
Inpex Holdings, Inc.	149	1,403,576
		2,188,992
FINANCIALS - 22.8%
Capital Markets - 1.0%
Daiwa Securities Group, Inc.	87,000	972,063
Japan Asia Investment Co. Ltd.	106,000	612,979
		1,585,042
Commercial Banks - 9.6%
Kansai Urban Banking Corp.	182,000	717,523
Mizuho Financial Group, Inc.	706	5,930,031
Sumitomo Mitsui Financial Group, Inc.	632	6,725,160
The Keiyo Bank Ltd.	96,000	543,428
Tokyo Tomin Bank Ltd.	32,100	1,416,712
		15,332,854
Consumer Finance - 3.8%
Aiful Corp.	18,800	737,898
Credit Saison Co. Ltd.	25,600	1,109,743
ORIX Corp.	10,020	2,626,263
SFCG Co. Ltd.	3,870	677,123
Takefuji Corp.	17,890	876,945
		6,027,972
Insurance - 2.7%
Sompo Japan Insurance, Inc.	145,000	1,959,049
T&D Holdings, Inc.	29,350	2,332,128
		4,291,177
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.2%
Japan Excellent, Inc.	101	$ 519,756
Japan Logistics Fund, Inc.	193	1,427,510
		1,947,266
Real Estate Management & Development - 4.5%
Aeon Mall Co. Ltd.	16,100	707,754
Keihanshin Real Estate Co. Ltd.	118,000	793,528
Leopalace21 Corp.	38,900	1,360,567
Mitsubishi Estate Co. Ltd.	79,000	1,636,502
NTT Urban Development Co.	106	798,814
Tachihi Enterprise Co. Ltd.	15,100	632,185
Urban Corp.	68,600	762,887
Yasuragi Co. Ltd.	25,700	407,972
		7,100,209
TOTAL FINANCIALS		36,284,520
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 2.1%
Hogy Medical Co.	15,700	713,450
Miraca Holdings, Inc.	37,700	1,025,940
Sysmex Corp.	15,200	697,357
Terumo Corp.	25,700	928,024
		3,364,771
Life Sciences Tools & Services - 0.3%
Shin Nippon Biomedical Laboratories Ltd.	40,000	470,999
Pharmaceuticals - 2.1%
Daiichi Sankyo Co. Ltd.	53,700	1,475,403
Takeda Pharamaceutical Co. Ltd.	29,000	1,871,784
		3,347,187
TOTAL HEALTH CARE		7,182,957
INDUSTRIALS - 12.2%
Commercial Services & Supplies - 1.1%
ARRK Corp.	59,000	1,168,164
The Goodwill Group, Inc. (d)	1,053	643,832
		1,811,996
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Commuture Corp.	117,000	$ 1,117,444
Toenec Corp.	190,000	793,807
		1,911,251
Electrical Equipment - 1.8%
Fujikura Ltd.	95,000	1,184,082
Furukawa Electric Co. Ltd.	80,000	517,052
Sumitomo Electric Industries Ltd.	98,400	1,289,971
		2,991,105
Machinery - 2.3%
Aida Engineering Ltd.	125,000	840,602
Kato Works Co. Ltd.	41,000	160,925
Nabtesco Corp.	60,000	686,611
Nittoku Engineering Co. Ltd.	51,000	393,676
Organo Corp.	92,000	772,752
Sasakura Engineering Co. Ltd.	79,000	916,441
		3,771,007
Marine - 1.1%
Iino Kaiun Kaisha Ltd.	147,000	1,123,175
Kawasaki Kisen Kaisha Ltd. (d)	116,000	672,830
		1,796,005
Road & Rail - 2.2%
East Japan Railway Co.	200	1,488,007
Hamakyorex Co. Ltd.	68,700	2,031,339
		3,519,346
Trading Companies & Distributors - 2.0%
Mitsui & Co. Ltd.	127,000	1,935,185
Sumitomo Corp.	91,000	1,289,001
		3,224,186
Transportation Infrastructure - 0.5%
The Sumitomo Warehouse Co. Ltd.	115,000	768,338
TOTAL INDUSTRIALS		19,793,234
INFORMATION TECHNOLOGY - 18.7%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	137,000	1,062,303
Electronic Equipment & Instruments - 8.6%
Hamamatsu Photonics KK (d)	27,400	929,664
Horiba Ltd.	32,000	965,722
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Meiko Electronics Co. Ltd.	17,400	$ 787,667
Nidec Corp.	12,300	873,284
Nidec Sankyo Corp.	57,000	670,676
Nippon Electric Glass Co. Ltd.	139,000	3,103,707
Omron Corp.	59,400	1,494,714
Optoelectronics Co. Ltd.	20,000	348,888
Osaki Electric Co. Ltd.	86,000	857,375
Seikoh Giken Co. Ltd.	5,200	161,012
SFA Engineering Corp.	16,000	531,016
Shizuki Electric Co., Inc.	80,000	348,888
Sunx Ltd.	46,500	1,050,458
Yaskawa Electric Corp.	68,000	787,056
Yokogawa Electric Corp.	53,700	715,219
		13,625,346
Internet Software & Services - 2.2%
Access Co. Ltd. (a)(d)	304	1,752,673
Dip Corp.	118	101,996
eAccess Ltd. (d)	1,297	806,595
Telewave, Inc.	316	851,670
		3,512,934
IT Services - 0.2%
Saison Information Systems Co. Ltd.	26,700	321,611
Office Electronics - 2.9%
Canon Fintech, Inc.	28,100	509,795
Canon, Inc.	61,200	2,940,864
Konica Minolta Holdings, Inc.	103,000	1,312,543
		4,763,202
Semiconductors & Semiconductor Equipment - 0.7%
Axell Corp.	132	483,559
Phoenix PDE Co. Ltd.	151,880	659,898
		1,143,457
Software - 3.4%
Nintendo Co. Ltd.	24,000	4,481,814
Trend Micro, Inc.	29,000	951,068
		5,432,882
TOTAL INFORMATION TECHNOLOGY		29,861,735
Common Stocks - continued
	Shares	Value
MATERIALS - 7.3%
Chemicals - 6.9%
Ise Chemical Corp.	127,000	$ 1,406,803
JSR Corp.	51,400	1,210,467
Kuraray Co. Ltd.	74,500	821,352
Lintec Corp.	55,100	1,379,302
Nippon Soda Co. Ltd.	140,000	619,102
Nissan Chemical Industries Co. Ltd.	60,000	755,691
Nitto Denko Corp.	14,300	1,038,980
Showa Denko KK	204,000	832,726
The Nippon Synthetic Chemical Industry Co. Ltd.	168,000	578,805
Tohcello Co. Ltd.	86,000	1,049,403
Tokai Carbon Co. Ltd.	69,000	384,570
Ube Industries Ltd.	274,000	700,236
		10,777,437
Metals & Mining - 0.4%
Hitachi Metals Ltd.	52,000	484,850
Sanyo Special Steel Co. Ltd.	28,000	219,799
		704,649
TOTAL MATERIALS		11,482,086
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
NTT DoCoMo, Inc.	787	1,144,298
TOTAL COMMON STOCKS (Cost $154,605,890)		159,264,144
Money Market Funds - 4.3%
Fidelity Cash Central Fund, 5.3% (b)	582,962	582,962
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	6,241,388	6,241,388
TOTAL MONEY MARKET FUNDS (Cost $6,824,350)		6,824,350
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $161,430,240)		166,088,494
NET OTHER ASSETS - (4.2)%		(6,681,520)
NET ASSETS - 100%		$ 159,406,974
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,838
Fidelity Securities Lending Cash Central Fund	167,782
Total	$ 243,620
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $161,586,403. Net unrealized appreciation aggregated $4,502,091, of which $18,654,023 related to appreciated investment securities and $14,151,932 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804850.102

AKOR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 2.6%
Hyundai Motor Co.	21,100	$ 1,614,835
Diversified Consumer Services - 1.0%
YBM Sisa.com, Inc.	30,142	640,614
Household Durables - 2.5%
LG Electronics, Inc.	21,440	1,257,017
Woongjin Coway Co. Ltd.	14,470	324,198
		1,581,215
Multiline Retail - 0.7%
Hyundai Department Store Co. Ltd.	5,748	417,642
Textiles, Apparel & Luxury Goods - 0.8%
Cheil Industries, Inc.	12,950	475,889
TOTAL CONSUMER DISCRETIONARY		4,730,195
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 2.7%
Shinsegae Co. Ltd.	3,346	1,653,470
Household Products - 1.9%
LG Household & Health Care Ltd.	15,310	1,181,330
TOTAL CONSUMER STAPLES		2,834,800
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
SK Corp.	37,500	2,626,551
FINANCIALS - 21.9%
Commercial Banks - 16.6%
Industrial Bank of Korea	39,550	708,062
Kookmin Bank	49,390	4,312,544
Shinhan Financial Group Co. Ltd.	41,382	2,036,281
Woori Finance Holdings Co. Ltd.	158,500	3,235,879
		10,292,766
Diversified Financial Services - 1.2%
Macquarie Korea Infrastructure Fund	115,400	785,322
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.1%
Korean Reinsurance Co.	103,437	$ 1,191,234
Samsung Fire & Marine Insurance Co. Ltd.	9,940	1,342,470
		2,533,704
TOTAL FINANCIALS		13,611,792
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Hanmi Pharm Co. Ltd.	2,901	291,269
INDUSTRIALS - 26.0%
Airlines - 0.5%
Korean Air Lines Co. Ltd.	9,610	319,445
Construction & Engineering - 10.2%
Doosan Heavy Industries & Construction Co. Ltd.	29,260	1,096,695
Hyundai Engineering & Construction Co. Ltd. (a)	23,960	1,189,032
Kyeryong Construction Industrial Co. Ltd.	41,690	1,405,453
Samsung Engineering Co. Ltd.	43,560	2,013,479
Shinsegae Engineering & Construction Co. Ltd.	15,350	613,904
		6,318,563
Electrical Equipment - 1.0%
LS Industrial Systems Ltd.	18,350	630,142
Industrial Conglomerates - 3.8%
Orion Corp.	6,550	1,645,815
Samsung Techwin Co. Ltd.	21,320	708,695
		2,354,510
Machinery - 10.0%
Doosan Infracore Co. Ltd.	75,070	1,230,012
Hyundai Heavy Industries Co. Ltd.	8,220	972,476
Hyundai Mipo Dockyard Co. Ltd.	23,240	2,184,947
Taewoong Co. Ltd.	77,296	1,784,408
		6,171,843
Trading Companies & Distributors - 0.5%
Daewoo International Corp.	8,300	339,334
TOTAL INDUSTRIALS		16,133,837
INFORMATION TECHNOLOGY - 21.5%
Electronic Equipment & Instruments - 6.1%
LG.Philips LCD Co. Ltd. (a)	57,980	2,042,639
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Samsung Electro-Mechanics Co. Ltd. (a)	13,320	$ 474,145
SFA Engineering Corp.	37,450	1,242,910
		3,759,694
Internet Software & Services - 2.5%
NHN Corp. (a)	14,061	1,563,397
Semiconductors & Semiconductor Equipment - 12.9%
Hynix Semiconductor, Inc. (a)	40,590	1,381,118
Samsung Electronics Co. Ltd.	10,404	6,622,655
		8,003,773
TOTAL INFORMATION TECHNOLOGY		13,326,864
MATERIALS - 3.4%
Metals & Mining - 3.4%
POSCO	8,530	2,080,815
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.9%
Dacom Corp.	29,650	568,073
Wireless Telecommunication Services - 5.7%
LG Telecom Ltd. (a)	173,121	1,875,938
SK Telecom Co. Ltd.	8,030	1,668,801
		3,544,739
TOTAL TELECOMMUNICATION SERVICES		4,112,812
UTILITIES - 1.0%
Electric Utilities - 1.0%
Korea Electric Power Corp.	15,810	592,575
TOTAL COMMON STOCKS (Cost $50,834,100)		60,341,510
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b) (Cost $1,695,875)	1,695,875	$ 1,695,875
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $52,529,975)		62,037,385
NET OTHER ASSETS - 0.0%		(10,211)
NET ASSETS - 100%		$ 62,027,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,594
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $52,844,158. Net unrealized appreciation aggregated $9,193,227, of which $11,253,186 related to appreciated investment securities and $2,059,959 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804865.102

ALAF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Brazil - 55.8%
AES Tiete SA (PN) (non-vtg.)	16,700,000	$ 417,692
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	26,004	1,299,680
Arcelor Brasil SA	3,784	60,579
Banco Bradesco SA:
(PN)	56,128	1,882,546
(PN) sponsored ADR (non-vtg.)	117,300	3,933,069
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	106,890	3,282,874
sponsored ADR (non-vtg.)	71,700	2,212,662
Banco Nossa Caixa SA	33,200	702,161
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	37,600	1,513,400
sponsored ADR	2,860	101,244
Companhia de Saneamento de Minas Minas Gerais	39,000	310,386
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	57,200	1,849,276
Companhia Vale do Rio Doce:
(PN-A)	17,700	353,593
(PN-A) sponsored ADR (non-vtg.)	153,400	3,052,660
sponsored ADR	161,900	3,756,080
Confab Industrial SA (PN) (non-vtg.)	181,397	374,470
Cosan SA Industria E Comercio	10,300	666,777
CSU Cardsystem SA sponsored ADR (c)	2,667	42,562
Diagnosticos Da America SA (a)	29,000	490,000
Duratex SA (PN)	75,900	750,276
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	25,600	883,968
Embratel Participacoes SA sponsored ADR	63,700	986,713
Energias do Brasil SA	25,600	290,604
Gafisa SA (a)	52,400	530,264
Gerdau SA	10,700	136,665
Gerdau SA sponsored ADR	60,252	938,124
Klabin SA (PN) (non-vtg.)	204,900	454,077
Lojas Renner SA	16,600	946,772
Natura Cosmeticos SA	41,100	459,186
Perdigao SA (ON)	34,400	419,917
Petroleo Brasileiro SA Petrobras:
(ON)	8,300	190,614
(PN) (non-vtg.)	113,600	2,347,733
(PN) sponsored ADR (non-vtg.)	64,200	5,318,328
sponsored ADR	62,900	5,779,252
Submarino SA	54,300	1,021,090
Common Stocks - continued
	Shares	Value
Brazil - continued
TAM SA:
(PN) (ltd.-vtg.)	83,300	$ 2,251,972
(PN) sponsored ADR (ltd. vtg.)	22,200	598,290
Totvs SA	37,600	549,738
Tractebel Energia SA	69,300	544,841
Uniao de Bancos Brasileiros SA (Unibanco):
unit	16,600	115,246
GDR	69,400	4,814,278
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	61,900	2,134,483
Vivo Participacoes SA (PN) sponsored ADR	149,700	377,244
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,980	61,484
sponsored ADR (non-vtg.)	144,950	2,259,771
TOTAL BRAZIL		61,462,641
Canada - 0.8%
Gerdau AmeriSteel Corp.	91,000	895,042
Cayman Islands - 0.7%
Apex Silver Mines Ltd. (a)	50,900	743,649
Chile - 6.0%
Compania Acero del Pacifico SA	134,761	1,719,557
Compania de Telecomunicaciones de Chile SA sponsored ADR	32,200	217,350
Compania Sudamericana de Vapores	214,848	246,335
Empresa Nacional de Electricidad SA sponsored ADR	29,800	826,652
Enersis SA sponsored ADR	56,925	672,854
Inversiones Aguas Metropolitanas SA ADR (c)	49,600	1,064,102
Lan Airlines SA sponsored ADR	53,100	1,691,766
Vina Concha y Toro SA sponsored ADR	6,385	172,587
TOTAL CHILE		6,611,203
Mexico - 32.0%
Alsea SA de CV	115,300	455,583
America Movil SA de CV Series L sponsored ADR	305,700	10,937,945
AXTEL SA de CV unit	92,953	190,808
Cemex SA de CV sponsored ADR	224,834	6,367,299
Corporacion Geo SA de CV Series B (a)	315,400	1,246,810
Fomento Economico Mexicano SA de CV sponsored ADR	37,421	3,285,564
Gruma SA de CV Series B	151,700	456,581
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	45,300	1,355,829
Grupo Mexico SA de CV Series B	451,564	1,460,446
Grupo Televisa SA de CV	62,800	232,270
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	146,556	$ 2,714,217
Industrias Penoles SA de CV	92,500	741,367
Sare Holding SA de CV Series B (a)	306,600	311,327
Telefonos de Mexico SA de CV Series L sponsored ADR	45,902	1,075,943
Urbi, Desarrollos Urbanos, SA de CV (a)	329,400	854,980
Wal-Mart de Mexico SA de CV Series V	1,154,490	3,573,747
TOTAL MEXICO		35,260,716
Panama - 0.4%
Copa Holdings SA Class A	20,200	460,560
TOTAL COMMON STOCKS (Cost $80,831,334)		105,433,811
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.3% (b) (Cost $3,917,338)	3,917,338	3,917,338
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $84,748,672)		109,351,149
NET OTHER ASSETS - 0.8%		838,939
NET ASSETS - 100%		$ 110,190,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,106,664 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127,022
Fidelity Securities Lending Cash Central Fund	29,634
Total	$ 156,656
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $86,009,989. Net unrealized appreciation aggregated $23,341,160, of which $27,259,163 related to appreciated investment securities and $3,918,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804851.102

OS-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
Australia - 2.8%
Aristocrat Leisure Ltd. (d)	389,500	$ 3,599
BHP Billiton Ltd.	265,500	5,602
Computershare Ltd.	691,500	4,165
Macquarie Bank Ltd.	64,200	3,043
National Australia Bank Ltd.	398,200	10,896
Rio Tinto Ltd.	30,300	1,726
Silex Systems Ltd. (a)	460,500	1,362
TOTAL AUSTRALIA		30,393
Austria - 0.5%
OMV AG	85,800	5,263
Belgium - 0.6%
InBev SA	76,100	3,995
KBC Groupe SA	20,500	2,234
TOTAL BELGIUM		6,229
Brazil - 0.2%
Lojas Renner SA	32,600	1,859
Canada - 0.4%
Cameco Corp.	73,700	2,937
Talisman Energy, Inc.	106,800	1,815
TOTAL CANADA		4,752
China - 0.1%
Global Bio-Chem Technology Group Co. Ltd.	3,106,000	1,043
Denmark - 0.3%
Novozymes AS Series B	41,900	2,783
Finland - 1.3%
Neste Oil Oyj	106,200	3,663
Nokia Corp.	554,500	11,007
TOTAL FINLAND		14,670
France - 13.0%
Alcatel SA sponsored ADR (a)	17,200	194
Alstom SA (a)	97,300	8,445
Arkema (a)	4,949	192
AXA SA	144,873	4,982
BNP Paribas SA	74,581	7,259
Cap Gemini SA	130,400	7,006
Carrefour SA	224,300	13,985
Clarins SA	20,200	1,445
Common Stocks - continued
	Shares	Value (000s)
France - continued
CNP Assurances	40,600	$ 3,866
Electricite de France	30,900	1,592
Financiere Marc de Lacharriere SA (Fimalac) (d)	41,600	3,119
Groupe Danone	47,300	6,253
Ingenico SA	272,400	6,138
L'Air Liquide SA	41,040	8,283
L'Oreal SA	67,134	6,727
Louis Vuitton Moet Hennessy (LVMH)	38,000	3,818
Neopost SA	33,600	3,659
Publicis Groupe SA	71,700	2,687
Remy Cointreau SA (d)	38,900	1,950
Renault SA	54,200	5,923
Sanofi-Aventis sponsored ADR	218,000	10,331
Societe Generale Series A	7,400	1,104
Suez SA (France)	146,700	6,083
Total SA Series B	183,788	12,540
Vallourec SA (d)	9,240	2,009
Veolia Environnement	99,100	5,382
Vinci SA	31,900	3,241
Vivendi Universal SA sponsored ADR	81,300	2,745
TOTAL FRANCE		140,958
Germany - 10.5%
Aareal Bank AG (a)	63,730	2,465
ADVA AG Optical Networking (a)	262,969	2,214
Allianz AG (Reg.)	53,000	8,337
Bayer AG	172,500	8,492
Bayerische Motoren Werke AG (BMW)	38,000	1,961
Beiersdorf AG	101,500	5,347
Commerzbank AG	119,900	4,203
Deutsche Postbank AG (d)	43,300	3,166
Deutz AG (a)	393,500	3,317
E.ON AG	123,179	14,844
ESCADA AG (a)	139,388	3,899
GFK AG	62,893	2,209
Heidelberger Druckmaschinen AG	143,000	5,898
Hugo Boss AG	90,300	3,816
Hypo Real Estate Holding AG	72,500	4,032
Merck KGaA	12,100	1,104
Metro AG	67,700	3,861
MPC Muenchmeyer Petersen Capital AG	19,200	1,391
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	15,700	2,162
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Q-Cells AG	17,000	$ 1,217
RWE AG	87,000	7,642
SAP AG sponsored ADR	46,700	2,131
SGL Carbon AG (a)	241,400	4,446
Siemens AG sponsored ADR	105,200	8,493
Techem AG	25,600	1,177
Thielert AG	51,300	1,592
Wincor Nixdorf AG	37,000	4,881
TOTAL GERMANY		114,297
Hong Kong - 0.1%
Dynasty Fine Wines Group Ltd.	4,444,000	1,613
India - 0.3%
Infosys Technologies Ltd.	49,860	1,775
Satyam Computer Services Ltd.	94,449	1,532
TOTAL INDIA		3,307
Ireland - 1.4%
Allied Irish Banks PLC	336,600	8,085
Irish Life & Permanent PLC	259,600	5,985
Kerry Group PLC Class A	72,600	1,465
TOTAL IRELAND		15,535
Israel - 0.9%
Bank Hapoalim BM (Reg.)	886,297	3,963
ECI Telecom Ltd. (a)	450,200	3,016
ECtel Ltd. (a)	8,628	37
Mizrahi Tefahot Bank Ltd. (a)	238,100	1,396
Vizrt Ltd. (a)	110,900	1,240
TOTAL ISRAEL		9,652
Italy - 3.6%
Azimut Holdings Spa	211,200	2,153
Banca Intesa Spa	910,100	5,264
Banche Popolari Unite SCpA	181,200	4,874
ENI Spa	354,691	10,885
FASTWEB Spa	45,600	1,764
Lottomatica Spa	56,000	2,081
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Pirelli & C. Real Estate Spa	31,800	$ 1,785
Unicredito Italiano Spa	1,296,600	9,979
TOTAL ITALY		38,785
Japan - 17.4%
Aeon Co. Ltd.	331,200	7,728
Aeon Fantasy Co. Ltd.	34,800	1,296
Aiful Corp.	16,800	659
Credit Saison Co. Ltd.	120,200	5,211
Daiichi Sankyo Co. Ltd.	108,200	2,973
Daiki Co. Ltd.	68,700	715
Daiwa Securities Group, Inc.	378,700	4,231
Fuji Television Network, Inc.	1,430	2,981
Fujitsu Ltd.	642,000	4,978
Homac Corp.	65,700	966
Honeys Co. Ltd. (d)	37,200	1,927
Hoya Corp.	73,000	2,553
JAFCO Co. Ltd. (d)	50,000	2,682
Kahma Co. Ltd. (d)	40,400	939
KOEI Co. Ltd. (d)	95,000	1,621
Konami Corp.	70,400	1,713
Kose Corp.	105,800	3,562
Marui Co. Ltd.	113,900	1,620
Matsushita Electric Industrial Co. Ltd.	112,000	2,323
Matsushita Electric Industrial Co. Ltd. ADR	42,100	873
Millea Holdings, Inc.	210	4,066
Mitsubishi Estate Co. Ltd.	260,000	5,386
Mitsubishi UFJ Financial Group, Inc.	612	8,537
Mitsui Fudosan Co. Ltd.	56,000	1,189
Mitsui Trust Holdings, Inc.	700	8
Mizuho Financial Group, Inc.	1,527	12,826
Nafco Co. Ltd.	66,400	1,940
Nintendo Co. Ltd.	55,800	10,420
Nishimatsuya Chain Co. Ltd.	90,000	1,715
Nissan Motor Co. Ltd. (d)	306,100	3,298
Nitto Denko Corp.	72,700	5,282
NSK Ltd.	457,000	3,504
OMC Card, Inc. (d)	137,400	1,303
Organo Corp.	116,000	974
ORIX Corp.	22,020	5,771
Point, Inc. (d)	35,500	1,790
Rakuten, Inc.	3,712	1,765
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SBI E*TRADE Securities Co. Ltd. (d)	902	$ 1,204
Sompo Japan Insurance, Inc.	184,700	2,495
Sony Corp. sponsored ADR	70,700	3,251
St. Marc Holdings Co. Ltd.	20,000	1,300
Stanley Electric Co. Ltd.	129,100	2,742
Sumitomo Mitsui Financial Group, Inc.	956	10,173
Sumitomo Trust & Banking Co. Ltd.	475,400	5,046
T&D Holdings, Inc.	125,050	9,936
Takashimaya Co. Ltd.	321,000	3,867
Tokuyama Corp.	174,000	2,311
Toyota Motor Corp.	321,700	16,925
USS Co. Ltd.	64,480	4,286
Xebio Co. Ltd.	64,500	2,053
Yamada Denki Co. Ltd.	16,700	1,624
TOTAL JAPAN		188,538
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	3,221	2,050
Luxembourg - 0.3%
Gemplus International SA	418,100	748
SES Global unit	213,304	2,888
TOTAL LUXEMBOURG		3,636
Netherlands - 3.1%
ABN-AMRO Holding NV (d)	255,500	7,085
Heineken NV (Bearer)	69,700	3,277
ING Groep NV (Certificaten Van Aandelen)	122,346	4,955
Koninklijke KPN NV	364,200	4,136
Koninklijke Numico NV	92,600	4,443
Koninklijke Philips Electronics NV (NY Shares)	139,700	4,600
Royal DSM NV	118,400	4,628
TOTAL NETHERLANDS		33,124
Norway - 1.5%
Acta Holding ASA	259,900	950
DnB NOR ASA	567,700	7,195
Statoil ASA	162,000	4,804
TANDBERG ASA	310,800	2,904
TOTAL NORWAY		15,853
Singapore - 0.0%
Singapore Exchange Ltd.	106,000	248
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.5%
Nedbank Group Ltd.	222,090	$ 3,517
Sasol Ltd. sponsored ADR	44,100	1,616
TOTAL SOUTH AFRICA		5,133
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	402,300	8,581
Banco Pastor SA	152,800	1,995
Banco Santander Central Hispano SA sponsored ADR	234,100	3,523
Gestevision Telecinco SA	1,700	41
Telefonica SA	528,948	8,934
TOTAL SPAIN		23,074
Sweden - 0.7%
Gant Co. AB	1,800	46
Modern Times Group AB (MTG) (B Shares)	83,150	4,124
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	96,800	3,047
TOTAL SWEDEN		7,217
Switzerland - 8.4%
ABB Ltd. (Reg.)	623,021	8,049
Compagnie Financiere Richemont unit	81,071	3,656
Credit Suisse Group (Reg.)	48,117	2,690
Nestle SA (Reg.)	36,489	11,956
Nobel Biocare Holding AG (Switzerland)	18,458	4,372
Novartis AG (Reg.)	329,931	18,549
Roche Holding AG (participation certificate)	111,745	19,886
Schindler Holding AG (Reg.)	45,214	2,447
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	6,384	5,893
Swiss Reinsurance Co. (Reg.)	37,535	2,699
UBS AG (Reg.)	205,494	11,179
TOTAL SWITZERLAND		91,376
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	1,323,600	3,706
United Kingdom - 21.8%
Amvescap PLC	318,500	3,088
Anglo American PLC (United Kingdom)	124,900	5,215
AstraZeneca PLC (United Kingdom)	181,500	11,077
BAE Systems PLC	781,000	5,212
Barclays PLC	255,100	3,017
Benfield Group PLC	673,500	4,536
BG Group PLC	646,400	8,694
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BHP Billiton PLC	365,602	$ 6,925
BP PLC	2,436,708	29,461
British Land Co. PLC	210,300	5,370
Cable & Wireless PLC	1,068,000	2,294
Corin Group PLC	84,400	359
Diageo PLC	467,400	8,217
Eircom Group PLC	660,800	1,844
Gallaher Group PLC	162,900	2,700
GlaxoSmithKline PLC	635,100	17,570
GlaxoSmithKline PLC sponsored ADR	7,500	415
Gyrus Group PLC (a)	425,700	2,672
HBOS PLC	124,600	2,268
HSBC Holdings PLC:
(Hong Kong) (Reg.)	362,800	6,600
(United Kingdom) (Reg.)	845,867	15,388
Informa PLC	345,800	2,816
Jardine Lloyd Thompson Group PLC	283,500	1,957
Ladbrokes PLC	223,476	1,612
Lloyds TSB Group PLC	117,100	1,179
M&C Saatchi	591,000	1,154
Man Group PLC	160,497	7,357
Marks & Spencer Group PLC	446,600	4,976
Mothercare PLC	305,693	1,930
New Star Asset Management Ltd.	211,800	1,412
Prudential PLC	765,600	8,045
Reckitt Benckiser PLC	32,000	1,284
Reed Elsevier PLC	893,600	8,914
Reuters Group PLC	1,355,200	9,949
Reuters Group PLC sponsored ADR	12,800	563
Rio Tinto PLC (Reg.)	97,018	5,067
Royal Bank of Scotland Group PLC	168,900	5,496
Royal Dutch Shell PLC:
Class A sponsored ADR	169,100	11,972
Class B	99,000	3,656
Tesco PLC	157,600	1,058
Vodafone Group PLC	3,444,769	7,468
WPP Group PLC	365,700	4,328
Xstrata PLC	37,700	1,618
TOTAL UNITED KINGDOM		236,733
United States of America - 1.4%
Estee Lauder Companies, Inc. Class A	146,300	5,460
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Hexcel Corp. (a)	149,400	$ 2,147
NTL, Inc.	142,200	3,249
Synthes, Inc.	34,040	3,928
TOTAL UNITED STATES OF AMERICA		14,784
TOTAL COMMON STOCKS (Cost $907,676)		1,016,611
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 5.3% (b)	105,166,019	105,166
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	30,742,604	30,743
TOTAL MONEY MARKET FUNDS (Cost $135,909)		135,909
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,043,585)		1,152,520
NET OTHER ASSETS - (6.2)%		(67,733)
NET ASSETS - 100%		$ 1,084,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,266
Fidelity Securities Lending Cash Central Fund	907
Total	$ 2,173
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,046,096,000. Net unrealized appreciation aggregated $106,424,000, of which $140,498,000 related to appreciated investment securities and $34,074,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804852.102

AVLF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Tenneco, Inc. (a)	1,400	$ 32,522
Automobiles - 0.4%
General Motors Corp. (d)	4,600	148,258
Hyundai Motor Co.	480	36,736
Renault SA	200	21,855
		206,849
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (a)	1,600	75,712
Service Corp. International (SCI)	7,600	57,076
		132,788
Hotels, Restaurants & Leisure - 0.6%
Gaylord Entertainment Co. (a)	2,000	76,440
McDonald's Corp.	6,700	237,113
		313,553
Household Durables - 0.7%
Sony Corp. sponsored ADR	5,800	266,742
Whirlpool Corp.	1,100	84,909
		351,651
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	3,650	72,745
Expedia, Inc. (a)	1,650	22,110
		94,855
Leisure Equipment & Products - 0.9%
Eastman Kodak Co.	18,500	411,625
Media - 2.7%
CBS Corp. Class B	1,967	53,955
Clear Channel Communications, Inc.	3,920	113,484
Clear Channel Outdoor Holding, Inc. Class A	2,100	43,092
Comcast Corp. Class A (a)	7,200	247,536
Lamar Advertising Co. Class A (a)	1,164	57,083
Live Nation, Inc. (a)	2,100	44,016
News Corp. Class A	8,376	161,154
Sun TV Ltd.	16	399
The Walt Disney Co.	13,400	397,846
Univision Communications, Inc. Class A (a)	3,400	113,560
Viacom, Inc. Class B (non-vtg.) (a)	1,567	54,610
		1,286,735
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.3%
99 Cents Only Stores (a)	3,900	$ 40,365
Family Dollar Stores, Inc.	3,200	72,704
Federated Department Stores, Inc.	6,600	231,726
Kohl's Corp. (a)	3,200	181,216
Lotte Shopping Co. Ltd. GDR (e)	3,000	51,481
Saks, Inc.	3,900	62,946
		640,438
Specialty Retail - 1.8%
Best Buy Co., Inc.	5,050	228,967
Casual Male Retail Group, Inc. (a)	2,500	27,875
Circuit City Stores, Inc.	2,400	58,800
Eddie Bauer Holdings, Inc. (a)	1,400	18,200
Gymboree Corp. (a)	2,000	67,040
Home Depot, Inc.	7,350	255,119
OfficeMax, Inc.	600	24,666
Staples, Inc.	4,600	99,452
TJX Companies, Inc.	2,700	65,799
		845,918
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	2,450	104,468
VF Corp.	700	47,474
		151,942
TOTAL CONSUMER DISCRETIONARY		4,468,876
CONSUMER STAPLES - 6.4%
Beverages - 0.6%
Diageo PLC sponsored ADR	1,000	70,320
The Coca-Cola Co.	5,300	235,850
		306,170
Food & Staples Retailing - 1.8%
Carrefour SA	600	37,408
CVS Corp.	4,050	132,516
Kroger Co.	18,800	431,084
Safeway, Inc.	4,350	122,148
Wal-Mart Stores, Inc.	3,600	160,200
		883,356
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	3,100	108,686
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	249	$ 81,590
Tyson Foods, Inc. Class A	3,100	43,865
		234,141
Household Products - 1.4%
Colgate-Palmolive Co.	11,500	682,180
Personal Products - 1.0%
Alberto-Culver Co.	1,000	48,740
Avon Products, Inc.	15,400	446,446
		495,186
Tobacco - 1.1%
Altria Group, Inc.	6,330	506,210
TOTAL CONSUMER STAPLES		3,107,243
ENERGY - 12.0%
Energy Equipment & Services - 4.7%
FMC Technologies, Inc. (a)	3,500	220,570
GlobalSantaFe Corp.	2,650	145,565
Halliburton Co.	14,200	473,712
National Oilwell Varco, Inc. (a)	8,482	568,633
Noble Corp.	1,300	93,275
Pride International, Inc. (a)	7,100	212,077
Schlumberger Ltd. (NY Shares)	4,100	274,085
Smith International, Inc.	6,400	285,248
		2,273,165
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	3,600	164,664
Chevron Corp.	6,250	411,125
ConocoPhillips	2,000	137,280
CONSOL Energy, Inc.	2,400	98,784
El Paso Corp.	11,000	176,000
EOG Resources, Inc.	1,700	126,055
Exxon Mobil Corp.	19,170	1,298,576
Hess Corp.	1,550	81,995
Hugoton Royalty Trust	196	6,096
Massey Energy Co.	2,600	69,472
Occidental Petroleum Corp.	1,650	177,788
OMI Corp.	3,700	81,622
Quicksilver Resources, Inc. (a)	7,050	249,288
Ultra Petroleum Corp. (a)	1,200	70,272
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	3,900	$ 262,977
XTO Energy, Inc.	2,300	108,077
		3,520,071
TOTAL ENERGY		5,793,236
FINANCIALS - 24.0%
Capital Markets - 3.3%
Bear Stearns Companies, Inc.	500	70,935
Charles Schwab Corp.	5,600	88,928
Investors Financial Services Corp.	2,000	89,640
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	1,300	30,550
Lehman Brothers Holdings, Inc.	2,600	168,870
Merrill Lynch & Co., Inc.	1,150	83,743
Morgan Stanley	7,650	508,725
Nomura Holdings, Inc.	7,900	140,778
State Street Corp.	3,800	228,228
TradeStation Group, Inc. (a)	3,700	54,094
UBS AG (NY Shares)	2,600	141,440
		1,605,931
Commercial Banks - 2.1%
Bank of China Ltd. (H Shares)	36,000	15,892
Kookmin Bank sponsored ADR	1,400	120,736
Mizuho Financial Group, Inc.	11	92,394
Standard Chartered PLC (United Kingdom)	1,900	48,057
UCBH Holdings, Inc.	5,400	90,072
Wachovia Corp.	7,009	375,893
Wells Fargo & Co.	3,800	274,892
		1,017,936
Consumer Finance - 0.3%
Capital One Financial Corp.	1,900	146,965
Diversified Financial Services - 6.6%
Bank of America Corp.	21,192	1,092,024
Citigroup, Inc.	17,000	821,270
JPMorgan Chase & Co.	28,240	1,288,309
		3,201,603
Insurance - 8.1%
ACE Ltd.	9,900	510,147
Allied World Assurance Holdings Ltd.	300	10,470
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	27,590	$ 1,673,885
Aspen Insurance Holdings Ltd.	3,300	77,880
Endurance Specialty Holdings Ltd.	1,200	36,432
Hartford Financial Services Group, Inc.	6,150	521,766
Hilb Rogal & Hobbs Co.	1,700	68,850
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	500	68,868
Navigators Group, Inc. (a)	500	21,255
PartnerRe Ltd.	4,750	295,118
Platinum Underwriters Holdings Ltd.	3,600	101,844
Scottish Re Group Ltd.	2,900	11,571
Swiss Reinsurance Co. (Reg.)	906	65,153
W.R. Berkley Corp.	8,475	305,100
XL Capital Ltd. Class A	2,400	152,880
		3,921,219
Real Estate Investment Trusts - 1.5%
Annaly Mortgage Management, Inc.	2,900	37,149
Equity Lifestyle Properties, Inc.	1,000	42,970
Equity Office Properties Trust	2,600	98,566
Equity Residential (SBI)	9,300	432,543
General Growth Properties, Inc.	2,650	120,946
		732,174
Thrifts & Mortgage Finance - 2.1%
Doral Financial Corp.	8,500	43,520
Fannie Mae	12,860	616,123
Freddie Mac	2,550	147,543
Golden West Financial Corp., Delaware	1,090	80,289
Hudson City Bancorp, Inc.	6,800	88,196
W Holding Co., Inc.	1,836	9,676
		985,347
TOTAL FINANCIALS		11,611,175
HEALTH CARE - 11.9%
Biotechnology - 1.6%
Alkermes, Inc. (a)	700	12,012
Alnylam Pharmaceuticals, Inc. (a)	7,300	93,221
Amgen, Inc. (a)	400	27,896
Biogen Idec, Inc. (a)	2,600	109,512
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	7,500	$ 493,050
ONYX Pharmaceuticals, Inc. (a)	1,000	15,710
		751,401
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	15,840	665,280
C.R. Bard, Inc.	1,300	92,261
Cooper Companies, Inc.	600	26,520
Hologic, Inc. (a)	500	22,455
Inverness Medical Innovations, Inc. (a)	2,900	86,246
Thermogenesis Corp. (a)	5,000	18,900
Varian Medical Systems, Inc. (a)	1,000	45,320
		956,982
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	1,100	51,150
Chemed Corp.	1,100	40,458
		91,608
Health Care Technology - 0.3%
Emdeon Corp. (a)	3,900	46,917
IMS Health, Inc.	1,400	38,416
WebMD Health Corp. Class A	1,150	48,887
		134,220
Life Sciences Tools & Services - 1.6%
Dionex Corp. (a)	1,200	66,420
Illumina, Inc. (a)	1,200	45,876
PerkinElmer, Inc.	2,550	45,977
Thermo Electron Corp. (a)	8,150	301,632
Varian, Inc. (a)	2,300	103,454
Waters Corp. (a)	5,750	233,910
		797,269
Pharmaceuticals - 6.2%
Allergan, Inc.	500	53,925
Bristol-Myers Squibb Co.	9,600	230,112
Johnson & Johnson	3,500	218,925
Merck & Co., Inc.	19,700	793,319
Pfizer, Inc.	46,200	1,200,738
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	15,490	$ 316,616
Wyeth	4,250	205,998
		3,019,633
TOTAL HEALTH CARE		5,751,113
INDUSTRIALS - 14.5%
Aerospace & Defense - 6.0%
EADS NV	2,000	57,608
General Dynamics Corp.	2,400	160,848
Goodrich Corp.	3,600	145,332
Hexcel Corp. (a)	11,700	168,129
Honeywell International, Inc.	50,040	1,936,537
L-3 Communications Holdings, Inc.	1,000	73,650
Raytheon Co.	3,700	166,759
Rockwell Collins, Inc.	1,400	74,718
United Technologies Corp.	1,500	93,285
		2,876,866
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	1,060	46,545
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	2,000	50,795
AirTran Holdings, Inc. (a)	5,900	73,986
JetBlue Airways Corp. (a)	4,000	42,760
Southwest Airlines Co.	5,500	98,945
UAL Corp. (a)	1,800	47,052
		313,538
Building Products - 0.5%
Masco Corp.	8,750	233,888
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc.	2,300	23,368
Cintas Corp.	1,300	45,890
Robert Half International, Inc.	2,750	88,990
The Brink's Co.	2,650	145,989
		304,237
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	2,800	67,928
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	2,750	$ 241,533
Jacobs Engineering Group, Inc. (a)	1,650	136,934
		446,395
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	7,500	96,975
Industrial Conglomerates - 4.9%
General Electric Co.	54,980	1,797,296
Smiths Group PLC	5,400	90,939
Textron, Inc.	1,500	134,865
Tyco International Ltd.	12,500	326,125
		2,349,225
Machinery - 0.4%
Atlas Copco AB (A Shares)	800	19,924
Deere & Co.	1,750	126,998
Flowserve Corp. (a)	1,200	62,160
		209,082
Trading Companies & Distributors - 0.1%
Interline Brands, Inc. (a)	2,900	63,220
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,400	41,902
TOTAL INDUSTRIALS		6,981,873
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.2%
Alcatel SA sponsored ADR (a)	6,600	74,448
Comverse Technology, Inc. (a)	1,450	28,101
Dycom Industries, Inc. (a)	4,200	75,558
Lucent Technologies, Inc. (a)	23,900	50,907
MasTec, Inc. (a)	4,300	56,201
Motorola, Inc.	2,000	45,520
Nokia Corp. sponsored ADR	8,350	165,748
Nortel Networks Corp.	36,600	71,736
		568,219
Computers & Peripherals - 1.3%
Dell, Inc. (a)	6,300	136,584
Hewlett-Packard Co.	9,350	298,359
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Imation Corp.	2,200	$ 89,584
Seagate Technology	5,100	118,320
		642,847
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	4,400	125,136
Jabil Circuit, Inc.	2,000	46,200
Molex, Inc.	2,500	79,300
Symbol Technologies, Inc.	13,700	151,385
Vishay Intertechnology, Inc. (a)	5,800	81,374
		483,395
Internet Software & Services - 0.5%
eBay, Inc. (a)	1,750	42,123
Google, Inc. Class A (sub. vtg.) (a)	550	212,630
		254,753
IT Services - 0.7%
First Data Corp.	3,100	126,635
Infosys Technologies Ltd. sponsored ADR	2,300	94,507
Mastercard, Inc. Class A	1,000	45,870
Paychex, Inc.	1,600	54,688
Satyam Computer Services Ltd. sponsored ADR	500	17,625
		339,325
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,200	68,970
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	2,900	45,646
Freescale Semiconductor, Inc. Class A (a)	4,100	117,383
Intel Corp.	3,900	70,200
Marvell Technology Group Ltd. (a)	3,200	59,360
Micron Technology, Inc. (a)	4,550	70,935
Samsung Electronics Co. Ltd.	73	46,468
Teradyne, Inc. (a)	3,900	51,246
		461,238
Software - 0.8%
BEA Systems, Inc. (a)	5,969	70,076
Electronic Arts, Inc. (a)	1,000	47,110
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp. (a)	1,150	$ 32,407
Symantec Corp. (a)	12,800	222,336
		371,929
TOTAL INFORMATION TECHNOLOGY		3,190,676
MATERIALS - 5.2%
Chemicals - 2.2%
Ashland, Inc.	900	59,859
Chemtura Corp.	6,200	53,382
Cytec Industries, Inc.	2,100	112,161
E.I. du Pont de Nemours & Co.	3,000	118,980
Ecolab, Inc.	5,050	217,504
Georgia Gulf Corp.	2,100	53,466
Lyondell Chemical Co.	3,080	68,592
NOVA Chemicals Corp.	2,700	79,645
Praxair, Inc.	3,900	213,876
Rohm & Haas Co.	1,500	69,180
		1,046,645
Containers & Packaging - 0.5%
Ball Corp.	1,000	38,300
Owens-Illinois, Inc.	3,512	53,137
Packaging Corp. of America	2,900	66,497
Smurfit-Stone Container Corp.	10,727	108,557
		266,491
Metals & Mining - 2.5%
Alcoa, Inc.	6,000	179,700
Aleris International, Inc. (a)	1,500	61,410
Allegheny Technologies, Inc.	1,000	63,890
Freeport-McMoRan Copper & Gold, Inc. Class B	3,200	174,592
Mittal Steel Co. NV Class A (NY Shares)	4,100	140,261
Newmont Mining Corp.	8,250	422,648
Oregon Steel Mills, Inc. (a)	3,100	143,344
		1,185,845
TOTAL MATERIALS		2,498,981
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	44,550	1,336,055
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Covad Communications Group, Inc. (a)	21,100	$ 33,760
TELUS Corp.	2,000	86,426
Verizon Communications, Inc.	14,450	488,699
		1,944,940
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	6,000	202,800
Sprint Nextel Corp.	12,976	256,925
		459,725
TOTAL TELECOMMUNICATION SERVICES		2,404,665
UTILITIES - 1.7%
Electric Utilities - 1.0%
Exelon Corp.	5,500	318,450
PPL Corp.	5,100	173,502
		491,952
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	3,000	59,580
Mirant Corp. (a)	5,400	143,478
		203,058
Multi-Utilities - 0.3%
CMS Energy Corp. (a)	10,800	151,308
TOTAL UTILITIES		846,318
TOTAL COMMON STOCKS (Cost $41,641,537)		46,654,156
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	1,701,334	$ 1,701,334
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	151,800	151,800
TOTAL MONEY MARKET FUNDS (Cost $1,853,134)		1,853,134
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $43,494,671)		48,507,290
NET OTHER ASSETS - (0.5)%		(219,119)
NET ASSETS - 100%		$ 48,288,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $51,481 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,550 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 32,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,594
Fidelity Securities Lending Cash Central Fund	2,349
Total	$ 25,943
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $43,639,973. Net unrealized appreciation aggregated $4,867,317, of which $6,360,533 related to appreciated investment securities and $1,493,216 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006